UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-06444

Legg Mason Partners Equity Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: January 31

Date of reporting period: July 31, 2015

ITEM 1.	REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

July 31, 2015

Semi-Annual Repor t

QS Legg Mason

Asset Allocation Funds

QS Legg Mason Growth Fund

QS Legg Mason Moderate Growth Fund

QS Legg Mason Conservative Growth Fund

QS Legg Mason Defensive Growth Fund

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

QS Legg Mason Asset Allocation Funds

QS Legg Mason Asset Allocation Funds (“Asset Allocation Funds”), (formerly QS Legg Mason Lifestyle Series), consists of four separate investment funds (the “Funds”), each with its own investment objective and policies. Each Fund is a “fund of funds”, investing in other mutual funds, and is managed as an asset allocation program.

The Funds are separate investment series of Legg Mason Partners Equity Trust, a Maryland statutory trust.

Letter from the president

Dear Shareholder,

We are pleased to provide the semi-annual report of QS Legg Mason Asset Allocation Funds for the six-month reporting period ended July 31, 2015. Please read on for performance information for each Fund and a detailed look at prevailing economic and market conditions during the Funds’ reporting period.

I am pleased to introduce myself as the new President and Chief Executive Officer of the Funds succeeding Kenneth D. Fuller. I am honored to have been appointed to my new role. During my 27 year career with Legg Mason, I have seen the investment management industry evolve and expand. Throughout these changes, maintaining an unwavering focus on our shareholders and their needs has remained paramount.

Special shareholder notice

Effective June 1, 2015, each Fund’s name, investment policies and strategies were changed. Additionally at this time, fee cap levels were lowered on certain share classes. Please see each Fund’s prospectus dated June 1, 2015 for additional information.

As always, we remain committed to providing you with excellent service and a full spectrum of investment choices. We also remain committed to supplementing the support you receive from your financial advisor. One way we accomplish this is through our website, www.leggmason.com/individualinvestors. Here you can gain immediate access to market and investment information, including:

•	Fund prices and performance,

•	Market insights and commentaries from our portfolio managers, and

•	A host of educational resources.

We look forward to helping you meet your financial goals.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

August 28, 2015

II	QS Legg Mason Asset Allocation Funds

Investment commentary

Economic review

After a tepid start, the pace of U.S. economic activity improved during the six months ended July 31, 2015 (the “reporting period”). Looking back, the U.S. Department of Commerce’s revised figures showed that fourth quarter 2014 U.S. gross domestic product (“GDP”)i growth was 2.1%. First quarter 2015 GDP growth then moderated to 0.6%. This was attributed to a number of factors, including a deceleration in personal consumption expenditures (“PCE”), along with negative contributions from exports, nonresidential fixed investment, and state and local government spending. However, the economy then gained some traction, as the U.S. Department of Commerce’s second estimate for second quarter 2015 GDP growth — released after the reporting period ended — was 3.7%. The upturn was driven by contributions from PCE, exports, state and local government spending, nonresidential fixed investment and residential fixed investment.

The labor market was a tailwind for the economy during the reporting period. When the period began, unemployment was 5.5%, as reported by the U.S. Department of Labor. By July 2015, unemployment was 5.3%, equaling its lowest level since April 2008.

Turning to the global economy, in its July 2015 World Economic Outlook Update, the International Monetary Fund (“IMF”) said “A setback to activity in the first quarter of 2015, mostly in North America, has resulted in a small downward revision to global growth for 2015 relative to the April 2015 World Economic Outlook Update. Nevertheless, the underlying drivers for a gradual acceleration in economic activity in advanced economies — easy financial conditions, more neutral fiscal policy in the euro area, lower fuel prices, and improving confidence and labor market conditions — remain intact.” From a regional perspective, the IMF projects that 2015 growth in the Eurozone will be 1.5%, versus 0.8% in 2014. Japan’s economy is expected to expand 0.8% in 2015, compared to a contraction of -0.1% in 2014. Elsewhere, the IMF said that overall growth in emerging market countries will decelerate in 2015, with growth of 4.2% versus 4.6% in 2014.

QS Legg Mason Asset Allocation Funds	III

Investment commentary (cont’d)

Market review

Q. How did the Federal Reserve Board (“Fed”)ii respond to the economic environment?

A. The Fed took a number of actions as it sought to meet its dual mandate of fostering maximum employment and price stability. As it has since December 2008, the Fed maintained the federal funds rateiii at a historically low range between zero and 0.25%. However, in October 2014 the Fed ended its asset purchase program that was announced in December 2012. In December 2014, the Fed said that “it can be patient in beginning to normalize the stance of monetary policy.” At its meeting that ended on April 29, 2015, the Fed said, “…economic growth slowed during the winter months, in part reflecting transitory factors.” Finally, at its meeting that ended on July 29, 2015, the Fed said “The Committee currently anticipates that, even after employment and inflation are near mandate-consistent levels, economic conditions may, for some time, warrant keeping the target federal funds rate below levels the Committee views as normal in the longer run.”

Q. What actions did international central banks take during the reporting period?

A. Given the economic challenges in the Eurozone, the European Central Bank (“ECB”)iv took a number of actions to stimulate growth and ward off deflation. The ECB reduced rates in June and September 2014, before the beginning of the reporting period. Then, in January 2015 the ECB announced that, beginning in March 2015, it would start a €60 billion-a-month bond buying program that is expected to run until September 2016. In other developed countries, the Bank of England kept rates on hold at 0.50% during the reporting period, as did Japan at a range of zero to 0.10%, its lowest level since 2006. At the end of October 2014, the Bank of Japan announced that it would increase its asset purchases between 10 trillion yen and 20 trillion yen ($90.7 billion to $181.3 billion) to approximately 80 trillion yen ($725 billion) annually, in an attempt to stimulate growth. Elsewhere, after holding rates steady at 6.0% since July 2012, the People’s Bank of China lowered rates five times from November 23, 2013 to August 25, 2015 (after the reporting period ended). Its latest reduction pushed rates down to 4.60%.

Q. What factors impacted the U.S. stock market during the reporting period?

A. The U.S. stock market generated solid results over the six months ended July 31, 2015 although with notable volatility. The market moved sharply higher in February 2015 given strong investor risk appetite. After a bout of weakness in March, the market rallied in April and May, only to again decline in June, as investor sentiment soured amid the mounting debt crisis in Greece. However, this was only a temporary setback, as the market again moved higher in July. All told, for the six months ended July 31, 2015, the S&P 500 Indexv gained 6.55%.

Looking at the U.S. stock market more closely, small-cap stocks generated the best returns, with the Russell 2000 Indexvi returning 6.98% during the reporting period. Large-cap stocks, as measured by the Russell 1000 Indexvii, gained 6.60% and mid-cap stocks, as measured by the Russell Midcap Indexviii rose 4.75%. From an investment style perspective, growth stocks handily outperformed value. The Russell 3000 Growthix and Russell 3000 Valuex Indices, returned 9.34% and 3.83%, respectively, during the six months ended July 31, 2015.

Q. How did the international stock market perform during the reporting period?

A. Developed market equities, as measured by the MSCI EAFE Indexxi, gained 7.19% during the six months ended July 31, 2015. Emerging market equities produced weak results, as the MSCI Emerging Markets Indexxii returned -4.76% during the reporting period. Emerging market equities were impacted by concerns about global growth, fluctuating oil and currency prices, and bouts of investor risk aversion.

Q. Did Treasury yields trend higher or lower during the six months ended July 31, 2015?

A. Both short- and long-term Treasury yields moved higher during the reporting period. When the period began, the yield on the two-year Treasury note was 0.47%, its low for the six months ended July 31, 2015. It peaked at 0.75% on June 10, 2015 and again on July 22, 2015, before ending the period at 0.67%. The yield on the ten-year Treasury note began the period at 1.68%, equaling its low for the period, which also occurred on February 2, 2015. Its peak of 2.50% was on June 10, 2015 and the ten-year Treasury note concluded the reporting period at 2.20%.

Q. What factors impacted the spread sectors (non-Treasuries) during the reporting period?

A. The spread sectors posted mixed results during the reporting period. Despite some weakness toward the end of the reporting period, riskier sectors, such as high-yield corporate bonds and emerging market debt, were among the best performers over the six months ended July 31, 2015. In contrast, sectors that are more closely tied to rising interest rates, such as investment grade corporate bonds, posted weak results. Performance fluctuated with investor sentiment given the uncertainties regarding future Fed monetary policy, along with concerns over global growth and geopolitical issues. The broad U.S. bond market, as measured by the Barclays U.S. Aggregate Indexxiii, returned -1.47% during the six months ended July 31, 2015.

Q. How did the high-yield bond market perform over the six months ended July 31, 2015?

A. The U.S. high-yield bond market, as measured by the Barclays U.S. Corporate High Yield — 2% Issuer Cap Indexxiv, returned 1.27% for the six months ended July 31, 2015. High yield bonds

IV	QS Legg Mason Asset Allocation Funds

were volatile during the reporting period. While the underlying fundamentals in the high-yield market remained generally solid and default rates were well below their long-term average, the asset class posted negative returns in March, June and July 2015 when investor risk aversion increased.

Q. How did the emerging markets debt asset class perform over the reporting period?

A. The JPMorgan Emerging Markets Bond Index Global (“EMBI Global”)xv returned 1.83% during the six months ended July 31, 2015. The asset class rose during the first three months of the reporting period — and again in July 2015 — but those gains were partially offset by weakness in May and June 2015. These setbacks were triggered by a number of factors, including expectations for future Fed rate hikes and geopolitical issues.

QS Legg Mason Asset Allocation Funds	V

Investment commentary (cont’d)

QS Legg Mason Growth Fund

The Fund seeks capital appreciation. The Fund organizes its investments in underlying funds into two main asset classes: the equity class (equity securities of all types) and the fixed income class (fixed income securities of all types). The portfolio managers may invest across all asset classes and strategies. The portfolio managers will allocate between 70% to 100% of the Fund’s assets to underlying funds that invest in equity and equity-like strategies and between 0% to 30% of the Fund’s assets to underlying funds that invest in fixed income strategies. The portfolio managers may, however, allocate Fund assets to any underlying funds in varying amounts in a manner consistent with the Fund’s investment objective. The Fund’s allocation to each asset class will be measured at the time of purchase and may vary thereafter as a result of market movements.

Performance review

For the six months ended July 31, 2015, Class A shares of QS Legg Mason Growth Fund, excluding sales charges, returned 5.24%. The Fund’s unmanaged benchmarks, the Barclays U.S. Aggregate Index, the Russell 3000 Indexxvi and the Growth Composite Benchmarkxvii, returned -1.47%, 6.61% and 5.76%, respectively, for the same period. The Lipper Mixed-Asset Target Allocation Aggressive Growth Funds Category Average1 returned 5.40% over the same timeframe.

Performance Snapshot as of July 31, 2015 (unaudited)
(excluding sales charges)	6 months
QS Legg Mason Growth Fund:
Class A	5.24%
Class B2	4.69%
Class C	4.91%
Class R	5.08%
Class I	5.42%
Barclays U.S. Aggregate Index	-1.47%
Russell 3000 Index	6.61%
Growth Composite Benchmark	5.76%
Lipper Mixed-Asset Target Allocation Aggressive Growth Funds Category Average[1]	5.40%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value and investment returns will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please visit our website at www.leggmason.com/individualinvestors.

All share class returns assume the reinvestment of all distributions, including returns of capital, if any, at net asset value and the deduction of all Fund expenses. Returns have not been adjusted to include sales charges that may apply or the deduction of taxes that a shareholder would pay on Fund distributions. If sales charges were reflected, the performance quoted would be lower. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.

The portfolio managers periodically adjust the allocation of the Fund’s assets among different Legg Mason-affiliated funds depending upon the portfolio managers’ outlook for the equity and fixed income markets in general, particular sectors of such markets and the performance outlook for the underlying funds. In assessing the equity and fixed income markets, the portfolio managers consider a broad range of market and economic trends and quantitative factors.

Fund performance figures reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.

Prior to June 1, 2015, the Fund followed different investment policies and strategies under the name QS Legg Mason Lifestyle Allocation 85%.

Total Annual Operating Expenses† (unaudited)

As of the Fund’s current prospectus dated June 1, 2015, the gross total annual operating expense ratios for Class A, Class B, Class C, Class R and Class I shares were 1.36%, 2.30%, 2.03%, 1.56% and 1.09%, respectively.

Actual expenses may be higher. For example, expenses may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile.

As a result of expense limitation arrangements, the ratio of expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses (fees and expenses of underlying funds), to average net assets will not exceed 0.80% for Class A shares, 1.55% for Class B shares, 1.55% for Class C shares, 0.80% for Class R shares and 0.25% for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31, 2016 without the Board of Trustees’ consent.

The manager is permitted to recapture amounts waived and/or reimbursed to a class during the same fiscal year if the class’ total annual operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will the manager recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual operating expenses exceeding the expense cap or any other lower limit then in effect.

[1]

Lipper, Inc., a wholly-owned subsidiary of Reuters, provides independent insight on global collective investments. Returns are based on the six-month period ended July 31, 2015, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 176 funds in the Fund’s Lipper category, and excluding sales charges.

[2]

Effective July 1, 2011, the Fund no longer offers Class B shares for purchase by new and existing investors. Individual investors who owned Class B shares on June 30, 2011 may continue to hold those shares but may not add to their Class B share positions except through dividend reinvestment. Class B shares are also available for incoming exchanges

†	Includes fees and expenses of the underlying funds in which the Fund invests.

VI	QS Legg Mason Asset Allocation Funds

QS Legg Mason Moderate Growth Fund

The Fund seeks long-term growth of capital. The Fund organizes its investments in underlying funds into two main asset classes: the equity class (equity securities of all types) and the fixed income class (fixed income securities of all types). The portfolio managers may invest across all asset classes and strategies. The portfolio managers will allocate between 55% to 85% of the Fund’s assets to underlying funds that invest in equity and equity-like strategies and between 15% to 45% of the Fund’s assets to underlying funds that invest in fixed income strategies. The portfolio managers may, however, allocate Fund assets to any underlying funds in varying amounts in a manner consistent with the Fund’s investment objective. The Fund’s allocation to each asset class will be measured at the time of purchase and may vary thereafter as a result of market movements.

Performance review

For the six months ended July 31, 2015, Class A shares of QS Legg Mason Moderate Growth Fund, excluding sales charges, returned 4.32%. The Fund’s unmanaged benchmarks, the Barclays U.S. Aggregate Index, the Russell 3000 Index and the Moderate Growth Composite Benchmarkxviii, returned -1.47%, 6.61% and 4.48%, respectively, for the same period. The Lipper Mixed-Asset Target Allocation Growth Funds Category Average1 returned 3.61% over the same time frame.

Performance Snapshot as of July 31, 2015 (unaudited)
(excluding sales charges)	6 months
QS Legg Mason Moderate Growth Fund:
Class A	4.32%
Class B2	3.76%
Class C	3.97%
Class R	4.16%
Class I	4.46%
Barclays U.S. Aggregate Index	-1.47%
Russell 3000 Index	6.61%
Moderate Growth Composite Benchmark	4.48%
Lipper Mixed-Asset Target Allocation Growth Funds Category Average[1]	3.61%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value and investment returns will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please visit our website at www.leggmason.com/individualinvestors.

All share class returns assume the reinvestment of all distributions, including returns of capital, if any, at net asset value and the deduction of all Fund expenses. Returns have not been adjusted to include sales charges that may apply or the deduction of taxes that a shareholder would pay on Fund distributions. If sales charges were reflected, the performance quoted would be lower. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.

The portfolio managers periodically adjust the allocation of the Fund’s assets among different Legg Mason-affiliated funds depending upon the portfolio managers’ outlook for the equity and fixed income markets in general, particular sectors of such markets and the performance outlook for the underlying funds. In assessing the equity and fixed income markets, the portfolio managers consider a broad range of market and economic trends and quantitative factors.

Fund performance figures reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.

Prior to June 1, 2015, the Fund followed different investment policies and strategies under the name QS Legg Mason Lifestyle Allocation 70%.

Total Annual Operating Expenses† (unaudited)

As of the Fund’s current prospectus dated June 1, 2015, the gross total annual operating expense ratios for Class A, Class B, Class C, Class R and Class I shares were 1.28%, 2.24%, 1.97%, 1.52% and 0.98%, respectively.

Actual expenses may be higher. For example, expenses may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile.

[1]

Lipper, Inc., a wholly-owned subsidiary of Reuters, provides independent insight on global collective investments. Returns are based on the six-month period ended July 31, 2015, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 520 funds in the Fund’s Lipper category, and excluding sales charges.

[2]

Effective July 1, 2011, the Fund no longer offers Class B shares for purchase by new and existing investors. Individual investors who owned Class B shares on June 30, 2011 may continue to hold those shares but may not add to their Class B share positions except through dividend reinvestment. Class B shares are also available for incoming exchanges.

†	Includes fees and expenses of the underlying funds in which the Fund invests.

QS Legg Mason Asset Allocation Funds	VII

Investment commentary (cont’d)

QS Legg Mason Conservative Growth Fund

The Fund seeks balance of growth of capital and income. The Fund organizes its investments in underlying funds into two main asset classes: the equity class (equity securities of all types) and the fixed income class (fixed income securities of all types). The portfolio managers may invest across all asset classes and strategies. The portfolio managers will allocate between 35% to 65% of the Fund’s assets to underlying funds that invest in equity and equity-like strategies and between 35% to 65% of the Fund’s assets to underlying funds that invest in fixed income strategies. The portfolio managers may, however, allocate Fund assets to any underlying funds in varying amounts in a manner consistent with the Fund’s investment objective. The Fund’s allocation to each asset class will be measured at the time of purchase and may vary thereafter as a result of market movements.

Performance review

For the six months ended July 31, 2015, Class A shares of QS Legg Mason Conservative Growth Fund, excluding sales charges, returned 2.94%. The Fund’s unmanaged benchmarks, the Barclays U.S. Aggregate Index, the Russell 1000 Index and the Conservative Growth Composite Benchmarkxix, returned -1.47%, 6.60% and 2.87% respectively, for the same period. The Lipper Mixed-Asset Target Allocation Moderate Funds Category Average1 returned 2.06% over the same time frame.

Performance Snapshot as of July 31, 2015 (unaudited)
(excluding sales charges)	6 months
QS Legg Mason Conservative Growth Fund:
Class A	2.94%
Class B2	2.51%
Class C	2.61%
Class R	2.94%
Class I	3.14%
Barclays U.S. Aggregate Index	-1.47%
Russell 1000 Index	6.60%
Conservative Growth Composite Benchmark	2.87%
Lipper Mixed-Asset Target Allocation Moderate Funds Category Average[1]	2.06%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value and investment returns will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please visit our website at www.leggmason.com/individualinvestors.

All share class returns assume the reinvestment of all distributions, including returns of capital, if any, at net asset value and the deduction of all Fund expenses. Returns have not been adjusted to include sales charges that may apply or the deduction of taxes that a shareholder would pay on Fund distributions. If sales charges were reflected, the performance quoted would be lower. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.

The portfolio managers periodically adjust the allocation of the Fund’s assets among different Legg Mason-affiliated funds depending upon the portfolio managers’ outlook for the equity and fixed income markets in general, particular sectors of such markets and the performance outlook for the underlying funds. In assessing the equity and fixed income markets, the portfolio managers consider a broad range of market and economic trends and quantitative factors.

Prior to June 1, 2015, the Fund followed different investment policies and strategies under the name QS Legg Mason Lifestyle Allocation 50%.

Total Annual Operating Expenses† (unaudited)

As of the Fund’s current prospectus dated June 1, 2015, the gross total annual operating expense ratios for Class A, Class B, Class C, Class R and Class I shares were 1.20%, 2.16%, 1.93%, 1.48% and 0.78%, respectively.

Actual expenses may be higher. For example, expenses may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile.

[1]

Lipper, Inc., a wholly-owned subsidiary of Reuters, provides independent insight on global collective investments. Returns are based on the six-month period ended July 31, 2015, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 581 funds in the Fund’s Lipper category, and excluding sales charges.

[2]

Effective July 1, 2011, the Fund no longer offers Class B shares for purchase by new and existing investors. Individual investors who owned Class B shares on June 30, 2011 may continue to hold those shares but may not add to their Class B share positions except through dividend reinvestment. Class B shares are also available for incoming exchanges

†	Includes fees and expenses of the underlying funds in which the Fund invests.

VIII	QS Legg Mason Asset Allocation Funds

QS Legg Mason Defensive Growth Fund

The Fund seeks income as a primary objective and long-term growth of capital as a secondary objective. The Fund organizes its investments in underlying funds into two main asset classes: the equity class (equity securities of all types) and the fixed income class (fixed income securities of all types). The portfolio managers may invest across all asset classes and strategies. The portfolio managers will allocate between 15% to 45% of the Fund’s assets to underlying funds that invest in equity and equity-like strategies and between 55% to 85% of the Fund’s assets to underlying funds that invest in fixed income strategies. The portfolio managers may, however, allocate Fund assets to any underlying funds in varying amounts in a manner consistent with the Fund’s investment objective. The Fund’s allocation to each asset class will be measured at the time of purchase and may vary thereafter as a result of market movements.

Performance review

For the six months ended July 31, 2015, Class A shares of QS Legg Mason Defensive Growth Fund, excluding sales charges, returned 1.68%. The Fund’s unmanaged benchmarks, the Barclays U.S. Aggregate Index, the Russell 1000 Index and the Defensive Growth Composite Benchmarkxx, returned -1.47%, 6.60% and 1.28%, respectively, over the same time frame. The Lipper Mixed-Asset Target Allocation Conservative Funds Category Average1 returned 0.72% for the same period.

Performance Snapshot as of July 31, 2015 (unaudited)
(excluding sales charges)	6 months
QS Legg Mason Defensive Growth Fund
Class A	1.68%
Class B2	1.36%
Class C	1.37%
Class C1♦	1.48%
Class R	1.53%
Class I	1.86%
Barclays U.S. Aggregate Index	-1.47%
Russell 1000 Index	6.60%
Defensive Growth Composite Benchmark	1.28%
Lipper Mixed-Asset Target Allocation Conservative Funds Category Average[1]	0.72%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value and investment returns will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please visit our website at www.leggmason.com/individualinvestors.

All share class returns assume the reinvestment of all distributions, including returns of capital, if any, at net asset value and the deduction of all Fund expenses. Returns have not been adjusted to include sales charges that may apply or the deduction of taxes that a shareholder would pay on Fund distributions. If sales charges were reflected, the performance quoted would be lower. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.

The portfolio managers periodically adjust the allocation of the Fund’s assets among different Legg Mason-affiliated funds depending upon the portfolio managers’ outlook for the equity and fixed income markets in general, particular sectors of such markets and the performance outlook for the underlying funds. In assessing the equity and fixed income markets, the portfolio managers consider a broad range of market and economic trends and quantitative factors.

Fund performance figures reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.

Prior to June 1, 2015, the Fund followed different investment policies and strategies under the name QS Legg Mason Lifestyle Allocation 30%.

Total Annual Operating Expenses† (unaudited)

As of the Fund’s current prospectus dated June 1, 2015, the gross total annual operating expense ratios for Class A, Class B, Class C, Class C1, Class R and Class I shares were 1.17%, 1.89%, 1.98%, 1.71%, 1.43% and 0.95%, respectively.

Actual expenses may be higher. For example, expenses may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile.

As a result of expense limitation arrangements, the ratio of expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses (fees and expenses of underlying funds), to average net assets will not exceed 0.80% for Class A shares, 1.30% for Class B shares, 1.55% for Class C shares, 1.25% for Class C1 shares, 0.80% for Class R shares and 0.25% for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31, 2016 without the Board of Trustees’ consent.

The manager is permitted to recapture amounts waived and/or reimbursed to a class during the same fiscal year if the class’ total annual operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will the manager recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual operating expenses exceeding the expense cap or any other lower limit then in effect.

[1]

Lipper, Inc., a wholly-owned subsidiary of Reuters, provides independent insight on global collective investments. Returns are based on the six-month period ended July 31, 2015, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 373 funds in the Fund’s Lipper category, and excluding sales charges.

[2]

Effective July 1, 2011, the Fund no longer offers Class B shares for purchase by new and existing investors. Individual investors who owned Class B shares on June 30, 2011 may continue to hold those shares but may not add to their Class B share positions except through dividend reinvestment. Class B shares are also available for incoming exchanges.

♦

On August 1, 2012, Class C shares were reclassified as Class C1 shares. Class C1 (formerly Class C) shares are not available for purchase by new or existing investors (except for certain retirement plan programs authorized by the Fund’s distributor). Class C1 shares continue to be available for dividend reinvestment and incoming exchanges.

†	Includes expenses of the underlying funds in which the Fund invests.

QS Legg Mason Asset Allocation Funds	IX

Investment commentary (cont’d)

As always, thank you for your confidence in our stewardship of your assets.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

August 28, 2015

RISKS: Equity securities are subject to price fluctuation. Fixed income securities are subject to interest rate, credit, inflation and reinvestment risks. As interest rates rise, bond prices fall, reducing the value of the Funds’ share prices. International stocks are subject to certain risks, including currency fluctuations and social , economic and political uncertainties which could increase volatility; these risks are heightened for investments in emerging markets; small and mid-cap stocks often experience sharper price fluctuations than stocks of large-cap companies; high-yield securities are lower-rated issues and inherently more risky than higher-rated securities.

Each Asset Allocation Fund is a “fund of funds” — meaning it invests in other underlying funds. There are additional risks and other expenses associated with funds that invest in other mutual funds rather than directly in portfolio securities. Because these Funds have exposure to both stocks and bonds through the underlying funds in which they invest, the Funds may underperform stock funds when stocks are in favor, and underperform bond funds when bonds are in favor. In addition to a Fund’s operating expenses, an investment will indirectly bear the operating expenses of the underlying funds. Each underlying fund may engage in active and frequent trading, resulting in higher portfolio turnover and transaction costs. This may lead to the distribution of higher capital gains to shareholders, increasing their tax liability. Certain of the underlying funds may sell securities short. Unlike the possible loss on a security that is purchased, there is no limit on the amount of loss on an appreciating security that is sold short. Investment in underlying funds that invest in real estate-related securities (including real estate investment trusts) expose a fund to risk similar to investing directly in real estate. The value of these underlying investments may be affected by changes in the value of the underlying real estate, the creditworthiness of the issuer of the investments, and changes in property taxes, interest rates and the real estate regulatory environment. In addition, some of the underlying funds may use derivatives, such as options and futures, which can be illiquid, may disproportionately increase losses, and have a potentially large impact on Fund performance. Additionally, the portfolio managers may invest in underlying funds that have a limited performance history. Please see each Fund’s prospectus for a more complete discussion of these and other risks, and the Funds’ investment strategies.

All investments are subject to risk including the possible loss of principal. Past performance is no guarantee of future results. All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole. Forecasts and predictions are inherently limited and should not be relied upon as an indication of actual or future performance.

X	QS Legg Mason Asset Allocation Funds

[i]	Gross domestic product (“GDP”) is the market value of all final goods and services produced within a country in a given period of time.

ii

The Federal Reserve Board (“Fed”) is responsible for the formulation of policies designed to promote economic growth, full employment, stable prices and a sustainable pattern of international trade and payments.

iii

The federal funds rate is the rate charged by one depository institution on an overnight sale of immediately available funds (balances at the Federal Reserve) to another depository institution; the rate may vary from depository institution to depository institution and from day to day.

iv	The European Central Bank (“ECB”) is responsible for the monetary system of the European Union and the euro currency.

[v]	The S&P 500 Index is an unmanaged index of 500 stocks and is generally representative of the performance of larger companies in the U.S.

vi

The Russell 2000 Index measures the performance of the small-cap segment of the U.S. equity universe. The Russell 2000 is a subset of the Russell 3000 Index representing approximately 10% of the total market capitalization of that index. It includes approximately 2,000 of the smallest securities based on a combination of their market cap and current index membership.

vii

The Russell 1000 Index measures the performance of the large-cap segment of the U.S. equity universe. It is a subset of the Russell 3000 Index and includes approximately 1,000 of the largest securities based on a combination of their market cap and current index membership. The Russell 1000 represents approximately 92% of the U.S. market.

viii

The Russell Midcap Index measures the performance of the mid-cap segment of the U.S. equity universe. The Russell Midcap is a subset of the Russell 1000 Index. It includes approximately 800 of the smallest securities based on a combination of their market cap and current index membership. The Russell Midcap represents approximately 31% of the total market capitalization of the Russell 1000 companies.

ix

The Russell 3000 Growth Index measures the performance of the broad growth segment of the U.S. equity universe. It includes those Russell 3000 Index companies with higher price-to-book ratios and higher forecasted growth values. (A price-to-book ratio is the price of a stock compared to the difference between a company’s assets and liabilities.)

[x]

The Russell 3000 Value Index measures the performance of the broad value segment of the U.S. equity value universe. It includes those Russell 3000 Index companies with lower price-to-book ratios and lower forecasted growth values.

xi	The MSCI EAFE Index is a free float-adjusted market capitalization index designed to measure developed market equity performance, excluding the U.S. and Canada.
xii	The MSCI Emerging Markets Index is a free float-adjusted market capitalization index that is designed to measure equity market performance in the global emerging markets.

xiii

The Barclays U.S. Aggregate Index is a broad-based bond index comprised of government, corporate, mortgage- and asset-backed issues, rated investment grade or higher, and having at least one year to maturity.

xiv

The Barclays U.S. Corporate High Yield — 2% Issuer Cap Index is an index of the 2% Issuer Cap component of the Barclays U.S. Corporate High Yield Index, which covers the U.S. dollar-denominated, non-investment grade, fixed-rate, taxable corporate bond market.

xv

The JPMorgan Emerging Markets Bond Index Global (“EMBI Global”) tracks total returns for U.S. dollar-denominated debt instruments issued by emerging market sovereign and quasi-sovereign entities: Brady bonds, loans, Eurobonds and local market instruments.

xvi	The Russell 3000 Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the U.S. equity market.

xvii

The Growth Composite Benchmark is a hypothetical representation of the performance of the Portfolio’s major asset classes. It consists of 45% Russell 1000 Index, 20% Russell 2000 Index, 20% MSCI EAFE Index, 10% Barclays U.S. Aggregate Index and 5% Barclays U.S. Corporate High Yield — 2% Issuer Cap Index.

xviii

The Moderate Growth Composite Benchmark is a hypothetical representation of the performance of the Portfolio’s major asset classes. It consists of 40% Russell 1000 Index, 15% Russell 2000 Index, 15% MSCI EAFE Index, 25% Barclays U.S. Aggregate Index and 5% Barclays U.S. Corporate High Yield — 2% Issuer Cap Index.

xix

The Conservative Growth Composite Benchmark is a hypothetical representation of the performance of the Portfolio’s major asset classes. It consists of 28% Russell 1000 Index, 12% Russell 2000 Index, 10% MSCI EAFE Index, 43% Barclays U.S. Aggregate Index and 7% Barclays U.S. Corporate High Yield — 2% Issuer Cap Index.

xx

The Defensive Growth Composite Benchmark is a hypothetical representation of the performance of the Fund’s major asset classes. It consists of 17% Russell 1000 Index, 7% Russell 2000 Index, 6% MSCI EAFE Index, 60% Barclays U.S. Aggregate Index and 10% Barclays U.S. Corporate High Yield — 2% Issuer Cap Index.

QS Legg Mason Asset Allocation Funds	XI

Funds at a glance (unaudited)

QS Legg Mason Growth Fund Breakdown† (%) as of — July 31, 2015

As a Percent of Total Long-Term Investments

% of Total Long-Term Investments	Top 5 Sectors
12.7 Legg Mason Global Asset Management Trust — QS Batterymarch International Equity Fund, Class IS Shares	Financials Consumer Discretionary Health Care Industrials Consumer Staples
11.7 Legg Mason Global Asset Management Trust — Legg Mason BW Diversified Large Cap Value Fund, Class IS Shares	Financials Information Technology Health Care Industrials Consumer Discretionary
10.2 Legg Mason Partners Equity Trust — QS Batterymarch Global Dividend Fund, Class IS Shares	Consumer Staples Financials Utilities Telecommunication Services Health Care
9.1 Legg Mason Partners Equity Trust — ClearBridge Appreciation Fund, Class IS Shares	Information Technology Financials Health Care Consumer Discretionary Consumer Staples
8.9 Legg Mason Partners Equity Trust — QS Batterymarch U.S. Large Cap Equity Fund, Class IS Shares	Information Technology Consumer Discretionary Health Care Financials Industrials
8.7 Legg Mason Partners Equity Trust — ClearBridge Small Cap Growth Fund, Class IS Shares	Information Technology Health Care Industrials Consumer Discretionary Financials
7.6 The Royce Fund — Royce Small-Cap Value Fund, Institutional Class Shares	Consumer Discretionary Information Technology Industrials Financials Energy
7.2 Legg Mason Partners Equity Trust — ClearBridge Aggressive Growth Fund, Class IS Shares	Health Care Information Technology Consumer Discretionary Energy Industrials

†	Subject to change at any time.

% of Total Long-Term Investments	Top 5 Sectors
6.1 Legg Mason Global Asset Management Trust — QS Legg Mason Strategic Real Return Fund, Class IS Shares	U.S. Treasury Inflation Protected Securities Investments In Underlying Funds U.S. Government & Agency Obligations Financials Consumer Discretionary
5.8 Legg Mason Partners Equity Trust — ClearBridge International Value Fund, Class IS Shares	Financials Industrials Consumer Discretionary Information Technology Materials
5.7 Legg Mason Partners Equity Trust — ClearBridge Mid Cap Core Fund, Class IS Shares	Consumer Discretionary Financials Information Technology Industrials Health Care
2.9 Legg Mason Partners Equity Trust — ClearBridge Large Cap Growth Fund, Class IS Shares	Information Technology Health Care Consumer Discretionary Industrials Consumer Staples
2.5 Western Asset Funds, Inc. — Western Asset Macro Opportunities Fund, Class IS Shares	Corporate Bonds & Notes Sovereign Bonds U.S. Government & Agency Obligations Collateralized Mortgage Obligations Asset-backed Securities
0.8 Western Asset Funds, Inc. — Western Asset High Yield Fund, Class IS Shares	Consumer Discretionary Energy Financials Industrials Health Care
0.1 Western Asset Funds, Inc. — Western Asset Core Plus Bond Fund, Class IS Shares	Corporate Bonds & Notes U.S. Government & Agency Obligations Collateralized Mortgage Obligations Mortgage-backed Securities Sovereign Bonds

QS Legg Mason Asset Allocation Funds 2015 Semi-Annual Report	1

Funds at a glance (unaudited) (cont’d)

QS Legg Mason Moderate Growth Fund Breakdown† (%) as of — July 31, 2015

As a Percent of Total Long-Term Investments

% of Total Long-Term Investments	Top 5 Sectors
10.7 Legg Mason Global Asset Management Trust — Legg Mason BW Diversified Large Cap Value Fund, Class IS Shares	Financials Information Technology Health Care Industrials Consumer Discretionary
10.4 Western Asset Funds, Inc. — Western Asset Core Plus Bond Fund, Class IS Shares	Corporate Bonds & Notes U.S. Government & Agency Obligations Collateralized Mortgage Obligations Mortgage-backed Securities Sovereign Bonds
10.2 Legg Mason Partners Equity Trust — QS Batterymarch Global Dividend Fund, Class IS Shares	Consumer Staples Financials Utilities Telecommunication Services Health Care
9.1 Legg Mason Global Asset Management Trust — QS Batterymarch International Equity Fund, Class IS Shares	Financials Consumer Discretionary Health Care Industrials Consumer Staples
8.2 Legg Mason Partners Equity Trust — ClearBridge Appreciation Fund, Class IS Shares	Information Technology Financials Health Care Consumer Discretionary Consumer Staples
7.1 Legg Mason Partners Equity Trust — ClearBridge Small Cap Growth Fund, Class IS Shares	Information Technology Health Care Industrials Consumer Discretionary Financials
7.1 Legg Mason Partners Equity Trust — QS Batterymarch U.S. Large Cap Equity Fund, Class IS Shares	Information Technology Consumer Discretionary Health Care Financials Industrials
6.1 Legg Mason Global Asset Management Trust — QS Legg Mason Strategic Real Return Fund, Class IS Shares	U.S. Treasury Inflation Protected Securities Investments In Underlying Funds U.S. Government & Agency Obligations Financials Consumer Discretionary

†	Subject to change at any time.

% of Total Long-Term Investments	Top 5 Sectors
5.9 Legg Mason Partners Equity Trust — ClearBridge Aggressive Growth Fund, Class IS Shares	Health Care Information Technology Consumer Discretionary Energy Industrials
4.7 The Royce Fund — Royce Small-Cap Value Fund, Institutional Class Shares	Consumer Discretionary Information Technology Industrials Financials Energy
4.6 Legg Mason Partners Equity Trust — ClearBridge Mid Cap Core Fund, Class IS Shares	Consumer Discretionary Financials Information Technology Industrials Health Care
4.0 Legg Mason Partners Equity Trust — ClearBridge International Value Fund, Class IS Shares	Financials Industrials Consumer Discretionary Information Technology Materials
3.9 Western Asset Funds, Inc. — Western Asset Macro Opportunities Fund, Class IS Shares	Corporate Bonds & Notes Sovereign Bonds U.S. Government & Agency Obligations Collateralized Mortgage Obligations Asset-backed Securities
3.7 Western Asset Funds, Inc. — Western Asset High Yield Fund, Class IS Shares	Consumer Discretionary Energy Financials Industrials Health Care
2.8 Legg Mason Partners Equity Trust — ClearBridge Large Cap Growth Fund, Class IS Shares	Information Technology Health Care Consumer Discretionary Industrials Consumer Staples
1.5 Western Asset Funds, Inc. — Western Asset Core Bond Fund, Class IS Shares	Corporate Bonds & Notes Collateralized Mortgage Obligations Mortgage-backed Securities U.S. Government & Agency Obligations Asset-backed Securities

2	QS Legg Mason Asset Allocation Funds 2015 Semi-Annual Report

QS Legg Mason Conservative Growth Fund Breakdown† (%) as of — July 31, 2015

As a Percent of Total Long-Term Investments

% of Total Long-Term Investments	Top 5 Sectors
22.1 Western Asset Funds, Inc. — Western Asset Core Plus Bond Fund, Class IS Shares	Corporate Bonds & Notes U.S. Government & Agency Obligations Collateralized Mortgage Obligations Mortgage-backed Securities Sovereign Bonds
10.2 Legg Mason Partners Equity Trust — QS Batterymarch Global Dividend Fund, Class IS Shares	Consumer Staples Financials Utilities Telecommunication Services Health Care
8.4 Western Asset Funds, Inc. — Western Asset Core Bond Fund, Class IS Shares	Corporate Bonds & Notes Collateralized Mortgage Obligations Mortgage-backed Securities U.S. Government & Agency Obligations Asset-backed Securities
7.4 Legg Mason Global Asset Management Trust — Legg Mason BW Diversified Large Cap Value Fund, Class IS Shares	Financials Information Technology Health Care Industrials Consumer Discretionary
6.1 Legg Mason Global Asset Management Trust — QS Legg Mason Strategic Real Return Fund, Class IS Shares	U.S. Treasury Inflation Protected Securities Investments In Underlying Funds U.S. Government & Agency Obligations Financials Consumer Discretionary
5.9 Western Asset Funds, Inc. — Western Asset High Yield Fund, Class IS Shares	Consumer Discretionary Energy Financials Industrials Health Care
5.9 Legg Mason Partners Equity Trust — ClearBridge Appreciation Fund, Class IS Shares	Information Technology Financials Health Care Consumer Discretionary Consumer Staples
5.6 Legg Mason Partners Equity Trust — ClearBridge Small Cap Growth Fund, Class IS Shares	Information Technology Health Care Industrials Consumer Discretionary Financials

†	Subject to change at any time.

% of Total Long-Term Investments	Top 5 Sectors
4.9 Legg Mason Global Asset Management Trust — QS Batterymarch International Equity Fund, Class IS Shares	Financials Consumer Discretionary Health Care Industrials Consumer Staples
4.4 Western Asset Funds, Inc. — Western Asset Macro Opportunities Fund, Class IS Shares	Corporate Bonds & Notes Sovereign Bonds U.S. Government & Agency Obligations Collateralized Mortgage Obligations Asset-backed Securities
4.1 Legg Mason Partners Equity Trust — QS Batterymarch U.S. Large Cap Equity Fund, Class IS Shares	Information Technology Consumer Discretionary Health Care Financials Industrials
3.9 Legg Mason Partners Equity Trust — ClearBridge Aggressive Growth Fund, Class IS Shares	Health Care Information Technology Consumer Discretionary Energy Industrials
3.8 Legg Mason Partners Equity Trust — ClearBridge International Value Fund, Class IS Shares	Financials Industrials Consumer Discretionary Information Technology Materials
3.4 Legg Mason Partners Equity Trust — ClearBridge Mid Cap Core Fund, Class IS Shares	Consumer Discretionary Financials Information Technology Industrials Health Care
2.2 The Royce Fund — Royce Small-Cap Value Fund, Institutional Class Shares	Consumer Discretionary Information Technology Industrials Financials Energy
1.7 Legg Mason Partners Equity Trust — ClearBridge Large Cap Growth Fund, Class IS Shares	Information Technology Health Care Consumer Discretionary Industrials Consumer Staples

QS Legg Mason Asset Allocation Funds 2015 Semi-Annual Report	3

Funds at a glance (unaudited) (cont’d)

QS Legg Mason Defensive Growth Fund Breakdown† (%) as of — July 31, 2015

As a Percent of Total Long-Term Investments

% of Total Long-Term Investments	Top 5 Sectors
34.1 Western Asset Funds, Inc. — Western Asset Core Plus Bond Fund, Class IS Shares	Corporate Bonds & Notes U.S. Government & Agency Obligations Collateralized Mortgage Obligations Mortgage-Backed Securities Sovereign Bonds
14.8 Western Asset Funds, Inc. — Western Asset Core Bond Fund, Class IS Shares	Corporate Bonds & Notes Collateralized Mortgage Obligations Mortgage-backed Securities U.S. Government & Agency Obligations Asset-backed Securities
9.2 Western Asset Funds, Inc. — Western Asset High Yield Fund, Class IS Shares	Consumer Discretionary Energy Financials Industrials Health Care
8.2 Legg Mason Partners Equity Trust — QS Batterymarch Global Dividend Fund, Class IS Shares	Consumer Staples Financials Utilities Telecommunication Services Health Care
6.2 Legg Mason Global Asset Management Trust — QS Legg Mason Strategic Real Return Fund, Class IS Shares	U.S. Treasury Inflation Protected Securities Investments In Underlying Funds U.S. Government & Agency Obligations Financials Consumer Discretionary
4.5 Western Asset Funds, Inc. — Western Asset Macro Opportunities Fund, Class IS Shares	Corporate Bonds & Notes Sovereign Bonds U.S. Government & Agency Obligations Collateralized Mortgage Obligations Asset-backed Securities

†	Subject to change at any time.

% of Total Long-Term Investments	Top 5 Sectors
4.4 Legg Mason Global Asset Management Trust — QS Batterymarch International Equity Fund, Class IS Shares	Financials Consumer Discretionary Health Care Industrials Consumer Staples
4.1 Legg Mason Partners Equity Trust — ClearBridge Appreciation Fund, Class IS Shares	Information Technology Financials Health Care Consumer Discretionary Consumer Staples
3.1 Legg Mason Global Asset Management Trust — Legg Mason BW Diversified Large Cap Value Fund, Class IS Shares	Financials Information Technology Health Care Industrials Consumer Discretionary
2.7 Legg Mason Partners Equity Trust — ClearBridge Small Cap Growth Fund, Class IS Shares	Information Technology Health Care Industrials Consumer Discretionary Financials
2.7 Legg Mason Partners Equity Trust — ClearBridge Mid Cap Core Fund, Class IS Shares	Consumer Discretionary Financials Information Technology Industrials Health Care
2.6 Legg Mason Partners Equity Trust — ClearBridge Aggressive Growth Fund, Class IS Shares	Health Care Information Technology Consumer Discretionary Energy Industrials
2.3 Legg Mason Partners Equity Trust — QS Batterymarch U.S. Large Cap Equity Fund, Class IS Shares	Information Technology Consumer Discretionary Health Care Financials Industrials
1.1 The Royce Fund — Royce Small-Cap Value Fund, Institutional Class Shares	Consumer Discretionary Information Technology Industrials Financials Energy

4	QS Legg Mason Asset Allocation Funds 2015 Semi-Annual Report

Funds expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end and back-end sales charges (loads) on purchase payment; and (2) ongoing costs, including management fees; service and/or distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on February 1, 2015 and held for the six months ended July 31, 2015.

Actual expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Hypothetical example for comparison purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or back-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return[1]						Based on hypothetical total return[1]
QS Legg Mason Growth Fund	Actual Total Return Without Sales Charge[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio[3]	Expenses Paid During the Period[4]	QS Legg Mason Growth Fund	Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio[3]	Expenses Paid During the Period[4]
Class A	5.24%	$1,000.00	$1,052.40	0.55%	$2.80	Class A	5.00%	$1,000.00	$1,022.07	0.55%	$2.76
Class B	4.69	1,000.00	1,046.90	1.55	7.87	Class B	5.00	1,000.00	1,017.11	1.55	7.75
Class C	4.91	1,000.00	1,049.10	1.22	6.20	Class C	5.00	1,000.00	1,018.74	1.22	6.11
Class R	5.08	1,000.00	1,050.80	0.80	4.07	Class R	5.00	1,000.00	1,020.83	0.80	4.01
Class I	5.42	1,000.00	1,054.20	0.13	0.66	Class I	5.00	1,000.00	1,024.15	0.13	0.65

[1]	For the six months ended July 31, 2015.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value and does not reflect the deduction of the applicable sales charge with respect to Class A shares or the applicable contingent deferred sales charge (“CDSC”) with respect to Class B and Class C shares. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]	Does not include fees and expenses of the Underlying Funds in which the Fund invests.

[4]

Expenses (net of compensating balance arrangements, fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181), then divided by 365.

QS Legg Mason Asset Allocation Funds 2015 Semi-Annual Report	5

Funds expenses (unaudited) (cont’d)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end and back-end sales charges (loads) on purchase payment; and (2) ongoing costs, including management fees; service and/or distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on February 1, 2015 and held for the six months ended July 31, 2015.

Actual expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Hypothetical example for comparison purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or back-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return[1]						Based on hypothetical total return[1]
QS Legg Mason Moderate Growth Fund	Actual Total Return Without Sales Charge[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio[3]	Expenses Paid During the Period[4]	QS Legg Mason Moderate Growth Fund	Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio[3]	Expenses Paid During the Period[4]
Class A	4.32%	$1,000.00	$1,043.20	0.50%	$2.53	Class A	5.00%	$1,000.00	$1,022.32	0.50%	$2.51
Class B	3.76	1,000.00	1,037.60	1.55	7.83	Class B	5.00	1,000.00	1,017.11	1.55	7.75
Class C	3.97	1,000.00	1,039.70	1.19	6.02	Class C	5.00	1,000.00	1,018.89	1.19	5.96
Class R	4.16	1,000.00	1,041.60	0.80	4.05	Class R	5.00	1,000.00	1,020.83	0.80	4.01
Class I	4.46	1,000.00	1,044.60	0.15	0.76	Class I	5.00	1,000.00	1,024.05	0.15	0.75

[1]	For the six months ended July 31, 2015.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value and does not reflect the deduction of the applicable sales charge with respect to Class A shares or the applicable contingent deferred sales charge (“CDSC”) with respect to Class B and Class C shares. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]	Does not include fees and expenses of the Underlying Funds in which the Fund invests.

[4]

Expenses (net of compensating balance arrangements, fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181), then divided by 365.

6	QS Legg Mason Asset Allocation Funds 2015 Semi-Annual Report

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end and back-end sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees; service and/or distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on February 1, 2015 and held for the six months ended July 31, 2015.

Actual expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Hypothetical example for comparison purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or back-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return[1]						Based on hypothetical total return[1]
QS Legg Mason Conservative Growth Fund	Actual Total Return Without Sales Charge[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio[3]	Expenses Paid During the Period[4]	QS Legg Mason Conservative Growth Fund	Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio[3]	Expenses Paid During the Period[4]
Class A	2.94%	$1,000.00	$1,029.40	0.49%	$2.47	Class A	5.00%	$1,000.00	$1,022.36	0.49%	$2.46
Class B	2.51	1,000.00	1,025.10	1.50	7.53	Class B	5.00	1,000.00	1,017.36	1.50	7.50
Class C	2.61	1,000.00	1,026.10	1.21	6.08	Class C	5.00	1,000.00	1,018.79	1.21	6.06
Class R	2.94	1,000.00	1,029.40	0.70	3.52	Class R	5.00	1,000.00	1,021.32	0.70	3.51
Class I	3.14	1,000.00	1,031.40	0.12	0.60	Class I	5.00	1,000.00	1,024.20	0.12	0.60

[1]	For the six months ended July 31, 2015.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value and does not reflect the deduction of the applicable sales charge with respect to Class A shares or the applicable contingent deferred sales charge (“CDSC”) with respect to Class B and Class C shares. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]	Does not include fees and expenses of the Underlying Funds in which the Fund invests.

[4]

Expenses (net of compensating balance arrangements, fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181), then divided by 365.

QS Legg Mason Asset Allocation Funds 2015 Semi-Annual Report	7

Funds expenses (unaudited) (cont’d)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end and back-end sales charges (loads) on purchase payment; and (2) ongoing costs, including management fees; service and/or distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on February 1, 2015 and held for the six months ended July 31, 2015.

Actual expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Hypothetical example for comparison purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Funds with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or back-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return[1]						Based on hypothetical total return[1]
QS Legg Mason Defensive Growth Fund	Actual Total Return Without Sales Charge[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio[3]	Expenses Paid During the Period[4]	QS Legg Mason Defensive Growth Fund	Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio[3]	Expenses Paid During the Period[4]
Class A	1.68%	$1,000.00	$1,016.80	0.52%	$2.60	Class A	5.00%	$1,000.00	$1,022.22	0.52%	$2.61
Class B	1.36	1,000.00	1,013.60	1.27	6.34	Class B	5.00	1,000.00	1,018.50	1.27	6.36
Class C	1.37	1,000.00	1,013.70	1.20	5.99	Class C	5.00	1,000.00	1,018.84	1.20	6.01
Class C1	1.48	1,000.00	1,014.80	1.02	5.10	Class C1	5.00	1,000.00	1,019.74	1.02	5.11
Class R	1.53	1,000.00	1,015.30	0.80	4.00	Class R	5.00	1,000.00	1,020.83	0.80	4.01
Class I	1.86	1,000.00	1,018.60	0.21	1.05	Class I	5.00	1,000.00	1,023.75	0.21	1.05

[1]	For the six months ended July 31, 2015.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value and does not reflect the deduction of the applicable sales charge with respect to Class A shares or the applicable contingent deferred sales charge (“CDSC”) with respect to Class B, Class C and Class C1 shares. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]	Does not include fees and expenses of the Underlying Funds in which the Fund invests.

[4]

Expenses (net of compensating balance arrangements, fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181), then divided by 365.

8	QS Legg Mason Asset Allocation Funds 2015 Semi-Annual Report

Schedules of investments (unaudited)

July 31, 2015

QS Legg Mason Growth Fund

Description		Shares	Value
Investments in Underlying Funds† — 100.1%
Legg Mason Global Asset Management Trust:
Legg Mason BW Diversified Large Cap Value Fund, Class IS Shares		4,477,082	$88,332,825
QS Batterymarch International Equity Fund, Class IS Shares		6,115,867	96,447,228
QS Legg Mason Strategic Real Return Fund, Class IS Shares		3,777,284	46,007,319
Legg Mason Partners Equity Trust:
ClearBridge Aggressive Growth Fund, Class IS Shares		237,801	54,275,651
ClearBridge Appreciation Fund, Class IS Shares		3,247,744	68,592,346
ClearBridge International Value Fund, Class IS Shares		4,173,863	44,159,466
ClearBridge Large Cap Growth Fund, Class IS Shares		604,005	21,997,873
ClearBridge Mid Cap Core Fund, Class IS Shares		1,217,916	42,895,011
ClearBridge Small Cap Growth Fund, Class IS Shares		2,164,437	65,669,020
QS Batterymarch Global Dividend Fund, Class IS Shares		6,790,519	77,276,101
QS Batterymarch U.S. Large Cap Equity Fund, Class IS Shares		3,886,950	67,283,106
The Royce Fund — Royce Small-Cap Value Fund, Institutional Class Shares		4,962,656	57,517,182
Western Asset Funds, Inc.:
Western Asset Core Plus Bond Fund, Class IS Shares		37,261	432,227
Western Asset High Yield Fund, Class IS Shares		777,856	6,502,879
Western Asset Macro Opportunities Fund, Class IS Shares		1,734,820	19,048,321
Total Investments in Underlying Funds before Short-Term Investments (Cost — $567,838,544)			756,436,555

	Rate
Short-Term Investments — 0.1%
State Street Institutional Liquid Reserves Fund, Premier Class (Cost — $772,789)	0.118%	772,789	772,789
Total Investments — 100.2% (Cost — $568,611,333#)			757,209,344
Liabilities in Excess of Other Assets — (0.2)%			(1,248,888)
Total Net Assets — 100.0%			$755,960,456

†	Underlying Funds are affiliated with Legg Mason, Inc. and more information about the Underlying Funds is available at www.leggmason.com/individualinvestors.

#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Financial Statements.

QS Legg Mason Asset Allocation Funds 2015 Semi-Annual Report	9

Schedules of investments (unaudited) (cont’d)

July 31, 2015

QS Legg Mason Moderate Growth Fund

Description		Shares	Value
Investments in Underlying Funds† — 100.0%
Legg Mason Global Asset Management Trust:
Legg Mason BW Diversified Large Cap Value Fund, Class IS Shares		2,699,411	$53,259,387
QS Batterymarch International Equity Fund, Class IS Shares		2,899,122	45,719,152
QS Legg Mason Strategic Real Return Fund, Class IS Shares		2,490,169	30,330,260
Legg Mason Partners Equity Trust:
ClearBridge Aggressive Growth Fund, Class IS Shares		129,784	29,621,902
ClearBridge Appreciation Fund, Class IS Shares		1,929,687	40,754,998
ClearBridge International Value Fund, Class IS Shares		1,879,801	19,888,298
ClearBridge Large Cap Growth Fund, Class IS Shares		381,374	13,889,659
ClearBridge Mid Cap Core Fund, Class IS Shares		654,103	23,037,504
ClearBridge Small Cap Growth Fund, Class IS Shares		1,171,397	35,540,173
QS Batterymarch Global Dividend Fund, Class IS Shares		4,480,379	50,986,718
QS Batterymarch U.S. Large Cap Equity Fund, Class IS Shares		2,041,390	35,336,467
The Royce Fund — Royce Small-Cap Value Fund, Institutional Class Shares		2,040,602	23,650,574
Western Asset Funds, Inc.:
Western Asset Core Bond Fund, Class IS Shares		599,739	7,376,785
Western Asset Core Plus Bond Fund, Class IS Shares		4,461,862	51,757,594
Western Asset High Yield Fund, Class IS Shares		2,201,025	18,400,571
Western Asset Macro Opportunities Fund, Class IS Shares		1,784,169	19,590,175
Total Investments in Underlying Funds before Short-Term Investments (Cost — $394,572,887)			499,140,217

	Rate
Short-Term Investments — 0.1%
State Street Institutional Liquid Reserves Fund, Premier Class (Cost — $637,878)	0.118%	637,878	637,878
Total Investments — 100.1% (Cost — $395,210,765#)			499,778,095
Liabilities in Excess of Other Assets — (0.1)%			(553,831)
Total Net Assets — 100.0%			$499,224,264

†	Underlying Funds are affiliated with Legg Mason, Inc. and more information about the Underlying Funds is available at www.leggmason.com/individualinvestors.

#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Financial Statements.

10	QS Legg Mason Asset Allocation Funds 2015 Semi-Annual Report

QS Legg Mason Conservative Growth Fund

Description		Shares	Value
Investments in Underlying Funds† — 100.0%
Legg Mason Global Asset Management Trust:
Legg Mason BW Diversified Large Cap Value Fund, Class IS Shares		1,200,871	$23,693,175
QS Batterymarch International Equity Fund, Class IS Shares		1,003,891	15,831,363
QS Legg Mason Strategic Real Return Fund, Class IS Shares		1,602,185	19,514,618
Legg Mason Partners Equity Trust:
ClearBridge Aggressive Growth Fund, Class IS Shares		54,921	12,535,115
ClearBridge Appreciation Fund, Class IS Shares		893,143	18,863,170
ClearBridge International Value Fund, Class IS Shares		1,167,476	12,351,901
ClearBridge Large Cap Growth Fund, Class IS Shares		148,918	5,423,579
ClearBridge Mid Cap Core Fund, Class IS Shares		311,699	10,978,046
ClearBridge Small Cap Growth Fund, Class IS Shares		595,071	18,054,461
QS Batterymarch Global Dividend Fund, Class IS Shares		2,879,653	32,770,451
QS Batterymarch U.S. Large Cap Equity Fund, Class IS Shares		768,748	13,307,034
The Royce Fund — Royce Small-Cap Value Fund, Institutional Class Shares		618,930	7,173,403
Western Asset Funds, Inc.:
Western Asset Core Bond Fund, Class IS Shares		2,188,598	26,919,757
Western Asset Core Plus Bond Fund, Class IS Shares		6,111,169	70,889,559
Western Asset High Yield Fund, Class IS Shares		2,262,256	18,912,459
Western Asset Macro Opportunities Fund, Class IS Shares		1,280,827	14,063,482
Total Investments in Underlying Funds before Short-Term Investments (Cost — $266,796,914)			321,281,573

	Rate
Short-Term Investments — 0.1%
State Street Institutional Liquid Reserves Fund, Premier Class (Cost — $142,389)	0.118%	142,389	142,389
Total Investments — 100.1% (Cost — $266,939,303#)			321,423,962
Liabilities in Excess of Other Assets — (0.1)%			(172,483)
Total Net Assets — 100.0%			$321,251,479

†	Underlying Funds are affiliated with Legg Mason, Inc. and more information about the Underlying Funds is available at www.leggmason.com/individualinvestors.

#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Financial Statements.

QS Legg Mason Asset Allocation Funds 2015 Semi-Annual Report	11

Schedules of investments (unaudited) (cont’d)

July 31, 2015

QS Legg Mason Defensive Growth Fund

Description		Shares	Value
Investments in Underlying Funds† — 99.7%
Legg Mason Global Asset Management Trust:
Legg Mason BW Diversified Large Cap Value Fund, Class IS Shares		222,437	$4,388,686
QS Batterymarch International Equity Fund, Class IS Shares		400,089	6,309,405
QS Legg Mason Strategic Real Return Fund, Class IS Shares		735,262	8,955,497
Legg Mason Partners Equity Trust:
ClearBridge Aggressive Growth Fund, Class IS Shares		16,093	3,673,085
ClearBridge Appreciation Fund, Class IS Shares		274,878	5,805,414
ClearBridge Mid Cap Core Fund, Class IS Shares		111,240	3,917,873
ClearBridge Small Cap Growth Fund, Class IS Shares		129,385	3,925,529
QS Batterymarch Global Dividend Fund, Class IS Shares		1,031,843	11,742,371
QS Batterymarch U.S. Large Cap Equity Fund, Class IS Shares		193,243	3,345,036
The Royce Fund — Royce Small-Cap Value Fund, Institutional Class Shares		139,734	1,619,514
Western Asset Funds, Inc.:
Western Asset Core Bond Fund, Class IS Shares		1,727,110	21,243,450
Western Asset Core Plus Bond Fund, Class IS Shares		4,215,380	48,898,411
Western Asset High Yield Fund, Class IS Shares		1,579,628	13,205,687
Western Asset Macro Opportunities Fund, Class IS Shares		594,078	6,522,974
Total Investments in Underlying Funds before Short-Term Investments (Cost — $123,516,522)			143,552,932

	Rate
Short-Term Investments — 0.3%
State Street Institutional Liquid Reserves Fund, Premier Class (Cost — $406,144)	0.118%	406,144	406,144
Total Investments — 100.0% (Cost — $123,922,666#)			143,959,076
Liabilities in Excess of Other Assets — 0.0%			(47,314)
Total Net Assets — 100.0%			$143,911,762

†	Underlying Funds are affiliated with Legg Mason, Inc. and more information about the Underlying Funds is available at www.leggmason.com/individualinvestors.

#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Financial Statements.

12	QS Legg Mason Asset Allocation Funds 2015 Semi-Annual Report

Statements of assets and liabilities (unaudited)

July 31, 2015

	QS Legg Mason Growth Fund	QS Legg Mason Moderate Growth Fund

Assets:
Investments in affiliated Underlying Funds, at cost	$567,838,544	$394,572,887
Short-term investments, at cost	772,789	637,878
Investments in affiliated Underlying Funds, at value	$756,436,555	$499,140,217
Short-term investments, at value	772,789	637,878
Foreign currency, at value (Cost — $39)	39	—
Receivable for Fund shares sold	114,434	121,679
Interest receivable	116	73
Prepaid expenses	81,973	41,982
Total Assets	757,405,906	499,941,829

Liabilities:
Payable for Fund shares repurchased	595,378	228,972
Service and/or distribution fees payable	202,905	135,800
Trustees’ fees payable	4,387	2,912
Accrued expenses	642,780	349,881
Total Liabilities	1,445,450	717,565
Total Net Assets	$755,960,456	$499,224,264

Net Assets:
Par value (Note 7)	$435	$287
Paid-in capital in excess of par value	568,428,241	384,538,698
Undistributed (overdistributed) net investment income	(1,190,289)	557,384
Accumulated net realized gain on Underlying Funds, investments, capital gain distributions from Underlying Funds and foreign currency transactions	124,058	9,560,565
Net unrealized appreciation on Underlying Funds	188,598,011	104,567,330
Total Net Assets	$755,960,456	$499,224,264

Net Assets:
Class A	$687,224,917	$445,222,779
Class B	$42,087,104	$21,787,939
Class C	$24,387,766	$26,463,182
Class R	$10,439	$13,648
Class I	$2,250,230	$5,736,716

Shares Outstanding:
Class A	39,333,023	25,630,586
Class B	2,567,604	1,232,894
Class C	1,475,639	1,506,157
Class R	600	789
Class I	129,011	332,100

Net Asset Value:
Class A (and redemption price)	$17.47	$17.37
Class B*	$16.39	$17.67
Class C*	$16.53	$17.57
Class R (and redemption price)	$17.41	$17.31
Class I (and redemption price)	$17.44	$17.27

Maximum Public Offering Price Per Share:
Class A (based on maximum initial sales charge of 5.75% and 5.75%, respectively)	$18.54	$18.43

*	Redemption price per share is NAV of Class B and Class C shares reduced by a 5.00% and 1.00% CDSC, respectively, if shares are redeemed within one year from purchase payment (See Note 2).

See Notes to Financial Statements.

QS Legg Mason Asset Allocation Funds 2015 Semi-Annual Report	13

Statements of assets and liabilities (unaudited) (cont’d)

July 31, 2015

	QS Legg Mason Conservative Growth Fund	QS Legg Mason Defensive Growth Fund

Assets:
Investments in affiliated Underlying Funds, at cost	$266,796,914	$123,516,522
Short-term investments, at cost	142,389	406,144
Investments in affiliated Underlying Funds, at value	$321,281,573	$143,552,932
Short-term investments, at value	142,389	406,144
Receivable for Fund shares sold	232,109	68,115
Interest receivable	49	25
Receivable from investment manager	—	12
Prepaid expenses	41,588	49,991
Total Assets	321,697,708	144,077,219

Liabilities:
Payable for Fund shares repurchased	165,672	42,389
Service and/or distribution fees payable	88,052	35,619
Trustees’ fees payable	1,785	932
Accrued expenses	190,720	86,517
Total Liabilities	446,229	165,457
Total Net Assets	$321,251,479	$143,911,762

Net Assets:
Par value (Note 7)	$213	$108
Paid-in capital in excess of par value	265,318,326	131,415,950
Undistributed net investment income	385,056	212,160
Accumulated net realized gain (loss) on Underlying Funds, investments, capital gain distributions from Underlying Funds and foreign currency transactions	1,063,225	(7,752,866)
Net unrealized appreciation on Underlying Funds	54,484,659	20,036,410
Total Net Assets	$321,251,479	$143,911,762

Net Assets:
Class A	$279,916,606	$129,123,426
Class B	$12,522,949	$5,235,310
Class C	$21,109,702	$2,742,600
Class C1	—	$4,247,945
Class R	$48,003	$18,475
Class I	$7,654,219	$2,544,006

Shares Outstanding:
Class A	18,632,400	9,657,987
Class B	808,629	383,521
Class C	1,360,419	206,153
Class C1	—	311,903
Class R	3,201	1,384
Class I	509,812	190,665

Net Asset Value:
Class A (and redemption price)	$15.02	$13.37
Class B*	$15.49	$13.65
Class C**	$15.52	$13.30
Class C1**	—	$13.62
Class R (and redemption price)	$15.00	$13.35
Class I (and redemption price)	$15.01	$13.34

Maximum Public Offering Price Per Share:
Class A (based on maximum initial sales charge of 5.75% and 4.25%, respectively)	$15.94	$13.96

*	Redemption price per share is NAV of Class B shares reduced by a 5.00% and 4.50% CDSC for Conservative Growth Fund and Defensive Growth Fund, respectively, if shares are redeemed within one year from purchase payment (See Note 2).
**	Redemption price per share is NAV of Class C and Class C1 shares reduced by a 1.00% and 1.00% CDSC, respectively, if shares are redeemed within one year from purchase payment (See Note 2).

See Notes to Financial Statements.

14	QS Legg Mason Asset Allocation Funds 2015 Semi-Annual Report

Statements of operations (unaudited)

For the Six Months Ended July 31, 2015

	QS Legg Mason Growth Fund	QS Legg Mason Moderate Growth Fund

Investment Income:
Income distributions from affiliated Underlying Funds	$1,297,755	$2,078,926
Dividends from unaffiliated investments	11,779	6,549
Interest	680	436
Total Investment Income	1,310,214	2,085,911

Expenses:
Service and/or distribution fees (Notes 2 and 5)	1,220,451	813,193
Transfer agent fees (Note 5)	1,006,724	528,245
Registration fees	69,826	32,145
Shareholder reports	48,102	31,805
Trustees’ fees	24,745	16,340
Legal fees	16,420	16,231
Audit and tax fees	15,685	15,103
Fund accounting fees	13,042	13,042
Insurance	6,512	4,547
Custody fees	135	62
Miscellaneous expenses	2,697	2,026
Total Expenses	2,424,339	1,472,739
Less: Fee waivers and/or expense reimbursements (Notes 2 and 5)	(6,575)	(431)
Net Expenses	2,417,764	1,472,308
Net Investment Income (Loss)	(1,107,550)	613,603

Realized and Unrealized Gain (Loss) on Underlying Funds, Investments, Capital Gain Distributions From Underlying Funds and Foreign Currency Transactions (Notes 1 and 3):
Net Realized Gain From:
Sale of affiliated Underlying Funds	62,858,245	41,682,436
Investment transactions (Note 3)	96,960	36,383
Capital gain distributions from affiliated Underlying Funds	13,218	7,103
Foreign currency transactions	20,713	10,779
Net Realized Gain	62,989,136	41,736,701
Change in Net Unrealized Appreciation (Depreciation) on Underlying Funds	(23,479,005)	(21,332,802)
Net Gain on Underlying Funds, Investments, Capital Gain Distributions from Underlying Funds and Foreign Currency Transactions	39,510,131	20,403,899
Increase in Net Assets from Operations	$38,402,581	$21,017,502

See Notes to Financial Statements.

QS Legg Mason Asset Allocation Funds 2015 Semi-Annual Report	15

Statements of operations (unaudited) (cont’d)

For the Six Months Ended July 31, 2015

	QS Legg Mason Conservative Growth Fund	QS Legg Mason Defensive Growth Fund

Investment Income:
Income distributions from affiliated Underlying Funds	$2,436,882	$1,617,128
Dividends from unaffiliated investments	2,155	231
Interest	281	147
Total Investment Income	2,439,318	1,617,506

Expenses:
Service and/or distribution fees (Notes 2 and 5)	525,910	214,737
Transfer agent fees (Note 5)	283,299	114,555
Registration fees	31,437	36,035
Shareholder reports	19,761	9,703
Trustees’ fees	10,576	4,794
Legal fees	17,258	15,974
Audit and tax fees	14,607	14,247
Fund accounting fees	13,042	7,281
Insurance	3,001	1,705
Custody fees	135	19
Miscellaneous expenses	1,845	2,177
Total Expenses	920,871	421,227
Less: Fee waivers and/or expense reimbursements (Notes 2 and 5)	—	(12)
Net Expenses	920,871	421,215
Net Investment Income	1,518,447	1,196,291

Realized and Unrealized Gain (Loss) on Underlying Funds, Investments, Capital Gain Distributions From Underlying Funds and Foreign Currency Transactions (Notes 1 and 3):
Net Realized Gain (Loss) From:
Sale of affiliated Underlying Funds	19,987,869	6,881,806
Investment transactions (Note 3)	(6,691)	(6,972)
Capital gain distributions from affiliated Underlying Funds	3,379	1,203
Foreign currency transactions	2,718	—
Net Realized Gain	19,987,275	6,876,037
Change in Net Unrealized Appreciation (Depreciation) on Underlying Funds	(12,016,820)	(5,614,341)
Net Gain on Underlying Funds, Investments, Capital Gain Distributions from Underlying Funds and Foreign Currency Transactions	7,970,455	1,261,696
Increase in Net Assets from Operations	$9,488,902	$2,457,987

See Notes to Financial Statements.

16	QS Legg Mason Asset Allocation Funds 2015 Semi-Annual Report

Statements of changes in net assets

QS Legg Mason Growth Fund

For the Six Months Ended July 31, 2015 (unaudited) and the Year Ended January 31, 2015	July 31	January 31

Operations:
Net investment income (loss)	$(1,107,550)	$4,478,933
Net realized gain	62,989,136	42,829,515
Change in net unrealized appreciation (depreciation)	(23,479,005)	(17,151,574)
Increase in Net Assets from Operations	38,402,581	30,156,874

Distributions to Shareholders From (Notes 1 and 6):
Net investment income	(300,035)	(7,599,983)
Net realized gains	(28,082,760)	(22,221,461)
Decrease in Net Assets from Distributions to Shareholders	(28,382,795)	(29,821,444)

Fund Share Transactions (Note 7):
Net proceeds from sale of shares	32,300,443	83,712,631
Reinvestment of distributions	28,280,234	29,703,044
Cost of shares repurchased	(55,695,334)	(108,997,151)
Increase in Net Assets from Fund Share Transactions	4,885,343	4,418,524
Increase in Net Assets	14,905,129	4,753,954

Net Assets:
Beginning of period	741,055,327	736,301,373
End of period*	$755,960,456	$741,055,327
* Includes (overdistributed) undistributed net investment income, respectively, of:	$(1,190,289)	$217,296

See Notes to Financial Statements.

QS Legg Mason Asset Allocation Funds 2015 Semi-Annual Report	17

Statements of changes in net assets (cont’d)

QS Legg Mason Moderate Growth Fund

For the Six Months Ended July 31, 2015 (unaudited) and the Year Ended January 31, 2015	July 31	January 31

Operations:
Net investment income	$613,603	$5,335,266
Net realized gain	41,736,701	29,977,383
Change in net unrealized appreciation (depreciation)	(21,332,802)	(13,577,231)
Increase in Net Assets from Operations	21,017,502	21,735,418

Distributions to Shareholders From (Notes 1 and 6):
Net investment income	(275,011)	(7,349,978)
Net realized gains	(3,328,830)	—
Decrease in Net Assets from Distributions to Shareholders	(3,603,841)	(7,349,978)

Fund Share Transactions (Note 7):
Net proceeds from sale of shares	21,015,032	64,008,923
Reinvestment of distributions	3,587,477	7,318,923
Cost of shares repurchased	(36,341,944)	(78,766,156)
Decrease in Net Assets from Fund Share Transactions	(11,739,435)	(7,438,310)
Increase in Net Assets	5,674,226	6,947,130

Net Assets:
Beginning of period	493,550,038	486,602,908
End of period*	$499,224,264	$493,550,038
* Includes undistributed net investment income of:	$557,384	$218,792

See Notes to Financial Statements.

18	QS Legg Mason Asset Allocation Funds 2015 Semi-Annual Report

QS Legg Mason Conservative Growth Fund

For the Six Months Ended July 31, 2015 (unaudited) and the Year Ended January 31, 2015	July 31	January 31

Operations:
Net investment income	$1,518,447	$5,195,617
Net realized gain	19,987,275	11,648,867
Change in net unrealized appreciation (depreciation)	(12,016,820)	(3,958,322)
Increase in Net Assets from Operations	9,488,902	12,886,162

Distributions to Shareholders from (Notes 1 and 6):
Net investment income	(1,536,012)	(6,058,539)
Net realized gains	(742,641)	—
Decrease in Net Assets from Distributions to Shareholders	(2,278,653)	(6,058,539)

Fund Share Transactions (Note 7):
Net proceeds from sale of shares	18,802,592	64,767,119
Reinvestment of distributions	2,265,561	6,016,197
Cost of shares repurchased	(27,637,172)	(55,243,694)
Increase (Decrease) in Net Assets from Fund Share Transactions	(6,569,019)	15,539,622
Increase in Net Assets	641,230	22,367,245

Net Assets:
Beginning of period	320,610,249	298,243,004
End of period*	$321,251,479	$320,610,249
* Includes undistributed net investment income of:	$385,056	$402,621

See Notes to Financial Statements.

QS Legg Mason Asset Allocation Funds 2015 Semi-Annual Report	19

Statements of changes in net assets (cont’d)

QS Legg Mason Defensive Growth Fund

For the Six Months Ended July 31, 2015 (unaudited) and the Year Ended January 31, 2015	July 31	January 31

Operations:
Net investment income	$1,196,291	$3,422,949
Net realized gain	6,876,037	4,749,631
Change in net unrealized appreciation (depreciation)	(5,614,341)	(1,427,338)
Increase in Net Assets from Operations	2,457,987	6,745,242

Distributions to Shareholders from (Notes 1 and 6):
Net investment income	(1,186,018)	(3,699,725)
Decrease in Net Assets from Distributions to Shareholders	(1,186,018)	(3,699,725)

Fund Share Transactions (Note 7):
Net proceeds from sale of shares	9,432,786	26,419,271
Reinvestment of distributions	1,179,748	3,681,005
Cost of shares repurchased	(14,330,610)	(32,337,684)
Decrease in Net Assets from Fund Share Transactions	(3,718,076)	(2,237,408)
Increase (Decrease) in Net Assets	(2,446,107)	808,109

Net Assets:
Beginning of period	146,357,869	145,549,760
End of period*	$143,911,762	$146,357,869
* Includes undistributed net investment income of:	$212,160	$201,887

See Notes to Financial Statements.

20	QS Legg Mason Asset Allocation Funds 2015 Semi-Annual Report

Financial highlights

QS Legg Mason Growth Fund

For a share of each class of beneficial interest outstanding throughout each year ended January 31, unless otherwise noted:
Class A Shares[1]	2015[2]	2015	2014	2013	2012	2011

Net asset value, beginning of period	$17.23	$17.22	$14.81	$13.06	$13.20	$11.02

Income (loss) from operations:
Net investment income (loss)	(0.02)	0.12	0.08	0.14	0.14 [3]	0.12 [3]
Net realized and unrealized gain (loss)	0.94	0.60	2.50	1.78	(0.15)	2.19
Total income (loss) from operations	0.92	0.72	2.58	1.92	(0.01)	2.31

Less distributions from:
Net investment income	(0.01)	(0.19)	(0.17)	(0.17)	(0.13)	(0.13)
Net realized gains	(0.67)	(0.52)	—	—	—	—
Total distributions	(0.68)	(0.71)	(0.17)	(0.17)	(0.13)	(0.13)

Net asset value, end of period	$17.47	$17.23	$17.22	$14.81	$13.06	$13.20
Total return[4]	5.24%	4.11%	17.41%	14.81%	(0.04)%	20.97%[5]

Net assets, end of period (000s)	$687,225	$663,706	$644,907	$570,110	$535,123	$495,922

Ratios to average net assets:
Gross expenses[6]	0.55%[7]	0.55%	0.60%	0.69%	0.68%	0.73%
Net expenses[6,8]	0.55 [7]	0.55	0.60	0.69	0.68	0.73
Net investment income (loss)	(0.21) [7]	0.69	0.49	1.04	1.07 [3]	1.02 [3]

Portfolio turnover rate	36%[9]	29%	11%	11%	36%	14%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended July 31, 2015 (unaudited).

[3]	Net investment income per share and net investment income ratio to average net assets include short-term capital gain distributions from Underlying Funds.

[4]

Performance figures, exclusive of sales charges, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	The total return reflects a payment received due to the settlement of investment litigations. Absent this payment, the total return would have been 20.79%.

[6]	Does not include fees and expenses of the Underlying Funds in which the Fund invests.

[7]	Annualized.

[8]

As a result of an expense limitation arrangement, the ratio of expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class A shares did not exceed 0.80%. This expense limitation arrangement cannot be terminated prior to December 31, 2016 without the Board of Trustees’ consent.

[9]	Excludes the value of securities received in lieu of cash proceeds from the sale of Underlying Funds and the subsequent sale of those securities.

See Notes to Financial Statements.

QS Legg Mason Asset Allocation Funds 2015 Semi-Annual Report	21

Financial highlights (cont’d)

QS Legg Mason Growth Fund

For a share of each class of beneficial interest outstanding throughout each year ended January 31, unless otherwise noted:
Class B Shares[1]	2015[2]	2015	2014	2013	2012		2011

Net asset value, beginning of period	$16.28	$16.28	$14.00	$12.36	$12.50		$10.44

Income (loss) from operations:
Net investment income (loss)	(0.10)	(0.06)	(0.07)	0.01	0.02	[3]	0.02	[3]
Net realized and unrealized gain (loss)	0.88	0.59	2.37	1.69	(0.13)		2.07
Proceeds from settlement of a regulatory matter	—	—	—	—	—		0.03
Total income (loss) from operations	0.78	0.53	2.30	1.70	(0.11)		2.12

Less distributions from:
Net investment income	—	(0.01)	(0.02)	(0.06)	(0.03)		(0.06)
Net realized gains	(0.67)	(0.52)	—	—	—		—
Total distributions	(0.67)	(0.53)	(0.02)	(0.06)	(0.03)		(0.06)

Net asset value, end of period	$16.39	$16.28	$16.28	$14.00	$12.36		$12.50
Total return[4]	4.69%	3.19%	16.42%	13.80%	(0.88)%		20.29%[5]

Net assets, end of period (000s)	$42,087	$50,858	$71,928	$78,066	$86,735		$88,768

Ratios to average net assets:
Gross expenses[6]	1.58%[7]	1.49%	1.48%	1.55%	1.59%		1.59%
Net expenses[6,8]	1.55 [7,9]	1.49	1.48	1.55 [9]	1.52	[9]	1.55	[9]
Net investment income (loss)	(1.20) [7]	(0.37)	(0.44)	0.10	0.17	[3]	0.16	[3]

Portfolio turnover rate	36%[10]	29%	11%	11%	36%		14%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended July 31, 2015 (unaudited).

[3]	Net investment income per share and net investment income ratio to average net assets include short-term capital gain distributions from Underlying Funds.

[4]

Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]

The total return reflects a payment received due to the settlement of a regulatory matter and investment litigations. Absent these payments, the total return would have been 19.81%. Class B received $226,269 related to the regulatory matter.

[6]	Does not include fees and expenses of the Underlying Funds in which the Fund invests.

[7]	Annualized.

[8]

As a result of an expense limitation arrangement, the ratio of expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class B shares did not exceed 1.55%. This expense limitation arrangement cannot be terminated prior to December 31, 2016 without the Board of Trustees’ consent.

[9]	Reflects fee waivers and/or expense reimbursements.

[10]	Excludes the value of securities received in lieu of cash proceeds from the sale of Underlying Funds and the subsequent sale of those securities.

See Notes to Financial Statements.

22	QS Legg Mason Asset Allocation Funds 2015 Semi-Annual Report

QS Legg Mason Growth Fund

For a share of each class of beneficial interest outstanding throughout each year ended January 31, unless otherwise noted:
Class C Shares[1]	2015[2]	2015	2014	2013	2012	2011

Net asset value, beginning of period	$16.38	$16.44	$14.16	$12.50	$12.64	$10.55

Income (loss) from operations:
Net investment income (loss)	(0.07)	0.02	(0.02)	0.06	0.06 [3]	0.05 [3]
Net realized and unrealized gain (loss)	0.89	0.56	2.38	1.71	(0.14)	2.10
Proceeds from settlement of a regulatory matter	—	—	—	—	—	0.06
Total income (loss) from operations	0.82	0.58	2.36	1.77	(0.08)	2.21

Less distributions from:
Net investment income	—	(0.12)	(0.08)	(0.11)	(0.06)	(0.12)
Net realized gains	(0.67)	(0.52)	—	—	—	—
Total distributions	(0.67)	(0.64)	(0.08)	(0.11)	(0.06)	(0.12)

Net asset value, end of period	$16.53	$16.38	$16.44	$14.16	$12.50	$12.64
Total return[4]	4.91%	3.45%	16.65%	14.20%	(0.61)%	20.96%[5]

Net assets, end of period (000s)	$24,388	$24,222	$18,507	$16,329	$15,640	$14,142

Ratios to average net assets:
Gross expenses[6]	1.22%[7]	1.22%	1.26%	1.24%	1.25%	1.27%
Net expenses[6,8]	1.22 [7]	1.22	1.26	1.24	1.25	1.27
Net investment income (loss)	(0.88) [7]	0.15	(0.16)	0.47	0.49 [3]	0.45 [3]

Portfolio turnover rate	36%[9]	29%	11%	11%	36%	14%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended July 31, 2015 (unaudited).

[3]	Net investment income per share and net investment income ratio to average net assets include short-term capital gain distributions from Underlying Funds.

[4]

Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]

The total return reflects payments due to the settlement of a regulatory matter and investment litigations. Absent these payments, the total return would have been 20.20%. Class C received $69,830 related to the regulatory matter.

[6]	Does not include fees and expenses of the Underlying Funds in which the Fund invests.

[7]	Annualized.

[8]

As a result of an expense limitation arrangement, the ratio of expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class C shares did not exceed 1.55%. This expense limitation arrangement cannot be terminated prior to December 31, 2016 without the Board of Trustees’ consent.

[9]	Excludes the value of securities received in lieu of cash proceeds from the sale of Underlying Funds and the subsequent sale of those securities.

See Notes to Financial Statements.

QS Legg Mason Asset Allocation Funds 2015 Semi-Annual Report	23

Financial highlights (cont’d)

QS Legg Mason Growth Fund

For a share of each class of beneficial interest outstanding throughout each year ended January 31, unless otherwise noted:
Class R Shares[1]	2015[2]	2015[3]

Net asset value, beginning of period	$17.20	$18.17

Income (loss) from operations:
Net investment income (loss)	(0.04)	0.11
Net realized and unrealized gain (loss)	0.93	(0.36)
Total income (loss) from operations	0.89	(0.25)

Less distributions from:
Net investment income	(0.01)	(0.20)
Net realized gains	(0.67)	(0.52)
Total distributions	(0.68)	(0.72)

Net asset value, end of period	$17.41	$17.20
Total return[4]	5.08%	(1.46)%

Net assets, end of period (000s)	$10	$10

Ratios to average net assets:
Gross expenses[5,6]	0.82%	0.75%
Net expenses[5,6,7]	0.80 [8]	0.75
Net investment income (loss)[6]	(0.46)	0.92

Portfolio turnover rate	36%[9]	29%[10]

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended July 31, 2015 (unaudited).

[3]	For the period June 2, 2014 (inception date) through January 31, 2015.

[4]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Does not include fees and expenses of the Underlying Funds in which the Fund invests.

[6]	Annualized.

[7]

As a result of an expense Iimitation arrangement, effective June 1, 2015, the ratio of expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class R shares did not exceed 0.80%. This expense limitation arrangement cannot be terminated prior to December 31, 2016 without the Board of Trustees’ consent. Prior to June 1, 2015, the ratio of expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class R shares did not exceed 1.05%.

[8]	Reflects fee waivers and/or expense reimbursements.

[9]	Excludes the value of securities received in lieu of cash proceeds from the sale of Underlying Funds and the subsequent sale of those securities.

[10]	For the year ended January 31, 2015.

See Notes to Financial Statements.

24	QS Legg Mason Asset Allocation Funds 2015 Semi-Annual Report

QS Legg Mason Growth Fund

For a share of each class of beneficial interest outstanding throughout each year ended January 31, unless otherwise noted:
Class I Shares[1]	2015[2]	2015	2014	2013	2012	2011

Net asset value, beginning of period	$17.18	$17.17	$14.77	$13.03	$13.16	$10.99

Income (loss) from operations:
Net investment income	0.02	0.25	0.14	0.23	0.15 [3]	0.22	[3]
Net realized and unrealized gain (loss)	0.93	0.53	2.48	1.74	(0.12)	2.14
Total income from operations	0.95	0.78	2.62	1.97	0.03	2.36

Less distributions from:
Net investment income	(0.02)	(0.25)	(0.22)	(0.23)	(0.16)	(0.19)
Net realized gains	(0.67)	(0.52)	—	—	—	—
Total distributions	(0.69)	(0.77)	(0.22)	(0.23)	(0.16)	(0.19)

Net asset value, end of period	$17.44	$17.18	$17.17	$14.77	$13.03	$13.16
Total return[4]	5.42%	4.43%	17.76%	15.23%	0.30%	21.51%[5]

Net assets, end of period (000s)	$2,250	$2,259	$959	$503	$354	$213

Ratios to average net assets:
Gross expenses[6]	0.13%[7]	0.28%	0.36%	0.28%	0.38%	0.32%
Net expenses[6,8]	0.13 [7]	0.28	0.33 [9]	0.28	0.38	0.27	[9]
Net investment income	0.21 [7]	1.40	0.84	1.64	1.16 [3]	1.82	[3]

Portfolio turnover rate	36%[10]	29%	11%	11%	36%	14%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended July 31, 2015 (unaudited).

[3]	Net investment income per share and net investment income ratio to average net assets include short-term capital gain distributions from Underlying Funds.

[4]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	The total return reflects a payment received due to the settlement of investment litigations. Absent this payment, the total return would have been 21.33%.

[6]	Does not include fees and expenses of the Underlying Funds in which the Fund invests.

[7]	Annualized.

[8]

As a result of an expense limitation arrangement, effective June 1, 2015, the ratio of expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class I shares did not exceed 0.25%. This expense limitation arrangement cannot be terminated prior to December 31, 2016 without the Board of Trustees’ consent. Prior to June 1, 2015, the ratio of expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class I shares did not exceed 0.55%.

[9]	Reflects fee waivers and/or expense reimbursements.

[10]	Excludes the value of securities received in lieu of cash proceeds from the sale of Underlying Funds and the subsequent sale of those securities.

See Notes to Financial Statements.

QS Legg Mason Asset Allocation Funds 2015 Semi-Annual Report	25

Financial highlights (cont’d)

QS Legg Mason Moderate Growth Fund

For a share of each class of beneficial interest outstanding throughout each year ended January 31, unless otherwise noted:
Class A Shares[1]	2015[2]	2015	2014	2013	2012	2011

Net asset value, beginning of period	$16.77	$16.29	$14.39	$12.87	$12.90	$11.02

Income (loss) from operations:
Net investment income	0.03	0.20	0.13	0.18	0.18 [3]	0.19 [3]
Net realized and unrealized gain (loss)	0.70	0.55	1.97	1.56	(0.02)	1.90
Total income from operations	0.73	0.75	2.10	1.74	0.16	2.09

Less distributions from:
Net investment income	(0.01)	(0.27)	(0.20)	(0.22)	(0.19)	(0.21)
Net realized gains	(0.12)	—	—	—	—	—
Total distributions	(0.13)	(0.27)	(0.20)	(0.22)	(0.19)	(0.21)

Net asset value, end of period	$17.37	$16.77	$16.29	$14.39	$12.87	$12.90
Total return[4]	4.32%	4.55%	14.59%	13.60%	1.27%	19.00%[5]

Net assets, end of period (000s)	$445,223	$435,104	$424,969	$390,747	$376,974	$393,408

Ratios to average net assets:
Gross expenses[6]	0.50%[7]	0.51%	0.54%	0.60%	0.57%	0.63%
Net expenses[6,8]	0.50 [7]	0.51	0.54	0.60	0.57	0.63
Net investment income	0.33 [7]	1.16	0.86	1.35	1.43 [3]	1.59 [3]

Portfolio turnover rate	39%[9]	27%	12%	12%	32%	17%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended July 31, 2015 (unaudited).

[3]	Net investment income per share and net investment income ratio to average net assets include short-term capital gain distributions from Underlying Funds.

[4]

Performance figures, exclusive of sales charges, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	The total return reflects a payment received due to the settlement of investment litigations. Absent this payment, the total return would have been 18.82%.

[6]	Does not include fees and expenses of the Underlying Funds in which the Fund invests.

[7]	Annualized.

[8]

As a result of an expense limitation arrangement, the ratio of expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class A shares did not exceed 0.80%. This expense limitation arrangement cannot be terminated prior to December 31, 2016 without the Board of Trustees’ consent.

[9]	Excludes the value of securities received in lieu of cash proceeds from the sale of Underlying Funds and the subsequent sale of those securities.

See Notes to Financial Statements.

26	QS Legg Mason Asset Allocation Funds 2015 Semi-Annual Report

QS Legg Mason Moderate Growth Fund

For a share of each class of beneficial interest outstanding throughout each year ended January 31, unless otherwise noted:
Class B Shares[1]	2015[2]	2015	2014	2013	2012	2011

Net asset value, beginning of period	$17.14	$16.59	$14.64	$13.08	$13.10	$11.19

Income (loss) from operations:
Net investment income (loss)	(0.06)	0.01	(0.02)	0.05	0.06 [3]	0.08	[3]
Net realized and unrealized gain (loss)	0.71	0.58	2.00	1.59	(0.01)	1.91
Proceeds from settlement of a regulatory matter	—	—	—	—	—	0.05
Total income from operations	0.65	0.59	1.98	1.64	0.05	2.04

Less distributions from:
Net investment income	—	(0.04)	(0.03)	(0.08)	(0.07)	(0.13)
Net realized gains	(0.12)	—	—	—	—	—
Total distributions	(0.12)	(0.04)	(0.03)	(0.08)	(0.07)	(0.13)

Net asset value, end of period	$17.67	$17.14	$16.59	$14.64	$13.08	$13.10
Total return[4]	3.76%	3.57%	13.54%	12.58%	0.40%	18.29%[5]

Net assets, end of period (000s)	$21,788	$26,517	$38,816	$45,205	$53,585	$69,294

Ratios to average net assets:
Gross expenses[6]	1.55%[7]	1.47%	1.46%	1.52%	1.46%	1.49%
Net expenses[6,8]	1.55 [7,9]	1.47	1.46	1.52	1.46	1.48	[9]
Net investment income (loss)	(0.71) [7]	0.08	(0.10)	0.35	0.47 [3]	0.71	[3]

Portfolio turnover rate	39%[10]	27%	12%	12%	32%	17%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended July 31, 2015 (unaudited).

[3]	Net investment income per share and net investment income ratio to average net assets include short-term capital gain distributions from Underlying Funds.

[4]

Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]

The total return reflects a payment received due to the settlement of a regulatory matter and investment litigations. Absent these payments, the total return would have been 17.66%. Class B received $266,096 related to the regulatory matter.

[6]	Does not include fees and expenses of the Underlying Funds in which the Fund invests.

[7]	Annualized.

[8]

As a result of an expense limitation arrangement, the ratio of expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class B shares did not exceed 1.55%. This expense limitation arrangement cannot be terminated prior to December 31, 2016 without the Board of Trustees’ consent.

[9]	Reflects fee waivers and/or expense reimbursements.

[10]	Excludes the value of securities received in lieu of cash proceeds from the sale of Underlying Funds and the subsequent sale of those securities.

See Notes to Financial Statements.

QS Legg Mason Asset Allocation Funds 2015 Semi-Annual Report	27

Financial highlights (cont’d)

QS Legg Mason Moderate Growth Fund

For a share of each class of beneficial interest outstanding throughout each year ended January 31, unless otherwise noted:
Class C Shares[1]	2015[2]	2015	2014	2013	2012	2011

Net asset value, beginning of period	$17.01	$16.54	$14.62	$13.08	$13.10	$11.19

Income (loss) from operations:
Net investment income (loss)	(0.03)	0.10	0.03	0.10	0.10 [3]	0.12 [3]
Net realized and unrealized gain (loss)	0.71	0.54	1.99	1.58	(0.02)	1.91
Proceeds from settlement of a regulatory matter	—	—	—	—	—	0.05
Total income from operations	0.68	0.64	2.02	1.68	0.08	2.08

Less distributions from:
Net investment income	—	(0.17)	(0.10)	(0.14)	(0.10)	(0.17)
Net realized gains	(0.12)	—	—	—	—	—
Total distributions	(0.12)	(0.17)	(0.10)	(0.14)	(0.10)	(0.17)

Net asset value, end of period	$17.57	$17.01	$16.54	$14.62	$13.08	$13.10
Total return[4]	3.97%	3.83%	13.80%	12.90%	0.65%	18.67%[5]

Net assets, end of period (000s)	$26,463	$26,416	$21,534	$18,371	$16,657	$18,060

Ratios to average net assets:
Gross expenses[6]	1.19%[7]	1.20%	1.23%	1.22%	1.25%	1.24%
Net expenses[6,8]	1.19 [7]	1.20	1.23	1.22	1.25	1.24
Net investment income (loss)	(0.36) [7]	0.55	0.18	0.74	0.76 [3]	0.97 [3]

Portfolio turnover rate	39%[9]	27%	12%	12%	32%	17%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended July 31, 2015 (unaudited).

[3]	Net investment income per share and net investment income ratio to average net assets include short-term capital gain distributions from Underlying Funds.

[4]

Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]

The total return reflects a payment received due to the settlement of a regulatory matter and investment litigations. Absent these payments, the total return would have been 18.03%. Class C received $75,228 related to the regulatory matter.

[6]	Does not include fees and expenses of the Underlying Funds in which the Fund invests.

[7]	Annualized.

[8]

As a result of an expense limitation arrangement, the ratio of expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class C shares did not exceed 1.55%. This expense limitation arrangement cannot be terminated prior to December 31, 2016 without the Board of Trustees’ consent.

[9]	Excludes the value of securities received in lieu of cash proceeds from the sale of Underlying Funds and the subsequent sale of those securities.

See Notes to Financial Statements.

28	QS Legg Mason Asset Allocation Funds 2015 Semi-Annual Report

QS Legg Mason Moderate Growth Fund

For a share of each class of beneficial interest outstanding throughout each year ended January 31, unless otherwise noted:
Class R Shares[1]	2015[2]	2015[3]

Net asset value, beginning of period	$16.74	$17.16

Income (loss) from operations:
Net investment income	0.00 [4]	0.15
Net realized and unrealized gain (loss)	0.70	(0.30)
Total income (loss) from operations	0.70	(0.15)

Less distributions from:
Net investment income	(0.01)	(0.27)
Net realized gains	(0.12)	—
Total distributions	(0.13)	(0.27)

Net asset value, end of period	$17.31	$16.74
Total return[5]	4.16%	(0.89)%

Net assets, end of period (000s)	$14	$10

Ratios to average net assets:
Gross expenses[6,7]	0.81%	0.75%
Net expenses[6,7,8]	0.80 [9]	0.75
Net investment income[7]	0.02	1.27

Portfolio turnover rate	39%[10]	27%[11]

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended July 31, 2015 (unaudited).

[3]	For the period June 2, 2014 (inception date) through January 31, 2015.

[4]	Amount represents less than $0.005 per share.

[5]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[6]	Does not include fees and expenses of the Underlying Funds in which the Fund invests.

[7]	Annualized.

[8]

As a result of an expense limitation arrangement, effective June 1, 2015, the ratio of expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class R shares did not exceed 0.80%. This expense limitation arrangement cannot be terminated prior to December 31, 2016 without the Board of Trustees’ consent. Prior to June 1, 2015, the ratio of expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class R shares did not exceed 1.05%.

[9]	Reflects fee waivers and/or expense reimbursements.

[10]	Excludes the value of securities received in lieu of cash proceeds from the sale of Underlying Funds and the subsequent sale of those securities.

[11]	For the year ended January 31, 2015.

See Notes to Financial Statements.

QS Legg Mason Asset Allocation Funds 2015 Semi-Annual Report	29

Financial highlights (cont’d)

QS Legg Mason Moderate Growth Fund

For a share of each class of beneficial interest outstanding throughout each year ended January 31, unless otherwise noted:
Class I Shares[1]	2015[2]	2015	2014	2013	2012	2011

Net asset value, beginning of period	$16.66	$16.19	$14.31	$12.80	$12.85	$11.00

Income (loss) from operations:
Net investment income	0.06	0.34	0.17	0.23	0.23 [3]	0.26	[3]
Net realized and unrealized gain (loss)	0.69	0.46	1.94	1.54	(0.04)	1.84
Total income from operations	0.75	0.80	2.11	1.77	0.19	2.10

Less distributions from:
Net investment income	(0.02)	(0.33)	(0.23)	(0.26)	(0.24)	(0.25)
Net realized gains	(0.12)	—	—	—	—	—
Total distributions	(0.14)	(0.33)	(0.23)	(0.26)	(0.24)	(0.25)

Net asset value, end of period	$17.27	$16.66	$16.19	$14.31	$12.80	$12.85
Total return[4]	4.46%	4.86%	14.75%	13.91%	1.56%	19.19%[5]

Net assets, end of period (000s)	$5,737	$5,503	$1,284	$874	$502	$204

Ratios to average net assets:
Gross expenses[6]	0.15%[7]	0.21%	0.43%	0.36%	0.34%	0.31%
Net expenses[6,8]	0.15 [7]	0.21	0.40 [9]	0.35 [9]	0.34	0.31	[9]
Net investment income	0.68 [7]	2.02	1.09	1.71	1.84 [3]	2.18	[3]

Portfolio turnover rate	39%[10]	27%	12%	12%	32%	17%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended July 31, 2015 (unaudited).

[3]	Net investment income per share and net investment income ratio to average net assets include short-term capital gain distributions from Underlying Funds.

[4]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	The total return includes gains from settlement of investment litigations. Absent this payment, the total return would have been 19.01%.

[6]	Does not include fees and expenses of the Underlying Funds in which the Fund invests.

[7]	Annualized.

[8]

As a result of an expense limitation arrangement, effective June 1, 2015, the ratio of expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class I shares did not exceed 0.25%. This expense limitation arrangement cannot be terminated prior to December 31, 2016 without the Board of Trustees’ consent. Prior to June 1, 2015, the ratio of expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class I shares did not exceed 0.55%.

[9]	Reflects fee waivers and/or expense reimbursements.

[10]	Excludes the value of securities received in lieu of cash proceeds from the sale of Underlying Funds and the subsequent sale of those securities.

See Notes to Financial Statements.

30	QS Legg Mason Asset Allocation Funds 2015 Semi-Annual Report

QS Legg Mason Conservative Growth Fund

For a share of each class of beneficial interest outstanding throughout each year ended January 31, unless otherwise noted:
Class A Shares[1]	2015[2]	2015	2014	2013	2012	2011

Net asset value, beginning of period	$14.70	$14.35	$13.23	$12.06	$11.97	$10.55

Income from operations:
Net investment income	0.08	0.26	0.19	0.23	0.23 [3]	0.28 [3]
Net realized and unrealized gain	0.35	0.39	1.20	1.16	0.09	1.45
Total income from operations	0.43	0.65	1.39	1.39	0.32	1.73

Less distributions from:
Net investment income	(0.08)	(0.30)	(0.27)	(0.22)	(0.23)	(0.31)
Net realized gains	(0.03)	—	—	—	—	—
Total distributions	(0.11)	(0.30)	(0.27)	(0.22)	(0.23)	(0.31)

Net asset value, end of period	$15.02	$14.70	$14.35	$13.23	$12.06	$11.97
Total return[4]	2.94%	4.51%	10.54%	11.58%	2.76%	16.59%

Net assets, end of period (000s)	$279,917	$277,509	$261,212	$245,746	$238,181	$249,807

Ratios to average net assets:
Gross expenses[5]	0.49%[6]	0.49%	0.52%	0.55%	0.53%	0.54%
Net expenses[5,7]	0.49 [6]	0.49	0.52	0.55	0.53	0.54
Net investment income	1.02 [6]	1.75	1.38	1.81	1.97 [3]	2.49 [3]

Portfolio turnover rate	42%[8]	23%	13%	13%	31%	21%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended July 31, 2015 (unaudited).

[3]	Net investment income per share and net investment income ratio to average net assets include short-term capital gain distributions from Underlying Funds.

[4]

Performance figures, exclusive of sales charges, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Does not include fees and expenses of the Underlying Funds in which the Fund invests.

[6]	Annualized.

[7]

As a result of an expense limitation arrangement, the ratio of expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class A shares did not exceed 0.80%. This expense limitation arrangement cannot be terminated prior to December 31, 2016 without the Board of Trustees’ consent.

[8]	Excludes the value of securities received in lieu of cash proceeds from the sale of Underlying Funds and the subsequent sale of those securities.

See Notes to Financial Statements.

QS Legg Mason Asset Allocation Funds 2015 Semi-Annual Report	31

Financial highlights (cont’d)

QS Legg Mason Conservative Growth Fund

For a share of each class of beneficial interest outstanding throughout each year ended January 31, unless otherwise noted:
Class B Shares[1]	2015[2]		2015	2014	2013	2012	2011

Net asset value, beginning of period	$15.15		$14.77	$13.62	$12.40	$12.30	$10.84

Income from operations:
Net investment income	0.00	[3]	0.11	0.06	0.11	0.12 [4]	0.18 [4]
Net realized and unrealized gain	0.38		0.41	1.23	1.20	0.10	1.49
Proceeds from settlement of a regulatory matter	—		—	—	—	—	0.02
Total income from operations	0.38		0.52	1.29	1.31	0.22	1.69

Less distributions from:
Net investment income	(0.01)		(0.14)	(0.14)	(0.09)	(0.12)	(0.23)
Net realized gains	(0.03)		—	—	—	—	—
Total distributions	(0.04)		(0.14)	(0.14)	(0.09)	(0.12)	(0.23)

Net asset value, end of period	$15.49		$15.15	$14.77	$13.62	$12.40	$12.30
Total return[5]	2.51%		3.50%	9.46%	10.63%	1.82%	15.72%[6]

Net assets, end of period (000s)	$12,523		$14,814	$21,184	$25,957	$31,325	$40,926

Ratios to average net assets:
Gross expenses[7]	1.50%[8]		1.45%	1.45%	1.48%	1.44%	1.43%
Net expenses[7,9]	1.50	[8]	1.45	1.45	1.48	1.44	1.43
Net investment income	0.01	[8]	0.70	0.41	0.83	1.00 [4]	1.57 [4]

Portfolio turnover rate	42%[10]		23%	13%	13%	31%	21%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended July 31, 2015 (unaudited).

[3]	Amount represents less than $0.005 per share.

[4]	Net investment income per share and net investment income ratio to average net assets include short-term capital gain distributions from Underlying Funds.

[5]

Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[6]

The total return reflects a payment received due to the settlement of a regulatory matter. Absent this payment, the total return would have been 15.54%. Class B received $85,925 related to this distribution.

[7]	Does not include fees and expenses of the Underlying Funds in which the Fund invests.

[8]	Annualized.

[9]

As a result of an expense limitation arrangement, the ratio of expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class B shares did not exceed 1.55%. This expense limitation arrangement cannot be terminated prior to December 31, 2016 without the Board of Trustees’ consent.

[10]	Excludes the value of securities received in lieu of cash proceeds from the sale of Underlying Funds and the subsequent sale of those securities.

See Notes to Financial Statements.

32	QS Legg Mason Asset Allocation Funds 2015 Semi-Annual Report

QS Legg Mason Conservative Growth Fund

For a share of each class of beneficial interest outstanding throughout each year ended January 31, unless otherwise noted:
Class C Shares[1]	2015[2]	2015	2014	2013	2012	2011

Net asset value, beginning of period	$15.18	$14.81	$13.65	$12.43	$12.33	$10.87

Income from operations:
Net investment income	0.02	0.17	0.10	0.15	0.15 [3]	0.20 [3]
Net realized and unrealized gain	0.37	0.39	1.22	1.20	0.09	1.48
Proceeds from settlement of a regulatory matter	—	—	—	—	—	0.05
Total income from operations	0.39	0.56	1.32	1.35	0.24	1.73

Less distributions from:
Net investment income	(0.02)	(0.19)	(0.16)	(0.13)	(0.14)	(0.27)
Net realized gains	(0.03)	—	—	—	—	—
Total distributions	(0.05)	(0.19)	(0.16)	(0.13)	(0.14)	(0.27)

Net asset value, end of period	$15.52	$15.18	$14.81	$13.65	$12.43	$12.33
Total return[4]	2.61%	3.76%	9.72%	10.87%	2.01%	16.13%[5]

Net assets, end of period (000s)	$21,110	$20,864	$15,847	$14,017	$12,624	$13,194

Ratios to average net assets:
Gross expenses[6]	1.21%[7]	1.22%	1.25%	1.26%	1.26%	1.27%
Net expenses[6,8]	1.21 [7]	1.22	1.25	1.26	1.26	1.27
Net investment income	0.30 [7]	1.09	0.67	1.14	1.26 [3]	1.73 [3]

Portfolio turnover rate	42%[9]	23%	13%	13%	31%	21%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended July 31, 2015 (unaudited).

[3]	Net investment income per share and net investment income ratio to average net assets include short-term capital gain distributions from Underlying Funds.

[4]

Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]

The total return reflects a payment received due to the settlement of a regulatory matter. Absent this payment, the total return would have been 15.66%. Class C received $54,973 related to this distribution.

[6]	Does not include fees and expenses of the Underlying Funds in which the Fund invests.

[7]	Annualized.

[8]

As a result of an expense limitation arrangement, the ratio of expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class C shares did not exceed 1.55%. This expense limitation arrangement cannot be terminated prior to December 31, 2016 without the Board of Trustees’ consent.

[9]	Excludes the value of securities received in lieu of cash proceeds from the sale of Underlying Funds and the subsequent sale of those securities.

See Notes to Financial Statements.

QS Legg Mason Asset Allocation Funds 2015 Semi-Annual Report	33

Financial highlights (cont’d)

QS Legg Mason Conservative Growth Fund

For a share of each class of beneficial interest outstanding throughout each year ended January 31, unless otherwise noted:
Class R Shares[1]	2015[2]	2015[3]

Net asset value, beginning of period	$14.68	$14.97

Income (loss) from operations:
Net investment income	0.06	0.17
Net realized and unrealized gain (loss)	0.37	(0.22)
Total income (loss) from operations	0.43	(0.05)

Less distributions from:
Net investment income	(0.08)	(0.24)
Net realized gains	(0.03)	—
Total distributions	(0.11)	(0.24)

Net asset value, end of period	$15.00	$14.68
Total return[4]	2.94%	(0.36)%

Net assets, end of period (000s)	$48	$10

Ratios to average net assets:
Gross expenses[5,6]	0.70%	0.77%
Net expenses[5,6,7]	0.70	0.77
Net investment income[6]	0.81	1.72

Portfolio turnover rate	42%[8]	23%[9]

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended July 31, 2015 (unaudited).

[3]	For the period June 2, 2014 (inception date) through January 31, 2015.

[4]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Does not include fees and expenses of the Underlying Funds in which the Fund invests.

[6]	Annualized.

[7]

As a result of an expense limitation arrangement, effective June 1, 2015, the ratio of expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class R shares did not exceed 0.80%. This expense limitation arrangement cannot be terminated prior to December 31, 2016 without the Board of Trustees’ consent. Prior to June 1, 2015, the ratio of expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class R shares did not exceed 1.05%.

[8]	Excludes the value of securities received in lieu of cash proceeds from the sale of Underlying Funds and the subsequent sale of those securities.

[9]	For the year ended January 31, 2015.

See Notes to Financial Statements.

34	QS Legg Mason Asset Allocation Funds 2015 Semi-Annual Report

QS Legg Mason Conservative Growth Fund

For a share of each class of beneficial interest outstanding throughout each year ended January 31, unless otherwise noted:
Class I Shares[1]	2015[2]	2015[3]	2009		2008[4]

Net asset value, beginning of period	$14.69	$15.16	$12.11		$12.05

Income (loss) from operations:
Net investment income	0.10	0.31	0.43	[5]	0.00	[5,6]
Net realized and unrealized gain (loss)	0.36	(0.54)	(3.60)		0.06
Total income (loss) from operations	0.46	(0.23)	(3.17)		0.06

Less distributions from:
Net investment income	(0.11)	(0.24)	(0.38)		—
Net realized gains	(0.03)	—	(0.36)		—
Total distributions	(0.14)	(0.24)	(0.74)		—

Net asset value, end of period	$15.01	$14.69	$8.20		$12.11
Total return[7]	3.14%	(1.53)%	(27.43)%		0.50%

Net assets, end of period (000s)	$7,654	$7,413	$589		$710

Ratios to average net assets:
Gross expenses[8]	0.12%[9]	0.07%[9]	0.10%		0.20%[9,10]
Net expenses[8,11]	0.12 [9]	0.07 [9]	0.10	[12]	0.20	[9,10]
Net investment income	1.39 [9]	4.09 [9]	4.16	[5]	1.93	[5,9]

Portfolio turnover rate	42%[13]	23%[14]	32%		19%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended July 31, 2015 (unaudited).

[3]	For the period July 25, 2014 (re-inception date) to January 31, 2015. Class I shares had previously liquidated on July 28, 2009 and resumed operations on July 25, 2014 upon shareholder investment.

[4]	For the period January 29, 2008 (inception date) to January 31, 2008.

[5]	Net investment income per share and net investment income ratio to average net assets include short-term capital gain distributions from Underlying Funds.

[6]	Amount represents less than $0.005 per share.

[7]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[8]	Does not include fees and expenses of the Underlying Funds in which the Fund invests.

[9]	Annualized.

[10]	The gross and net expense ratios include interest expense. Excluding interest expense, the gross and net expense ratios would not have changed.

[11]

As a result of an expense limitation arrangement, effective June 1, 2015, the ratio of expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class I shares did not exceed 0.25%. This expense limitation arrangement cannot be terminated prior to December 31, 2016 without the Board of Trustees’ consent. Prior to June 1, 2015, the ratio of expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class I shares did not exceed 0.55%.

[12]	Reflects fee waivers and/or expense reimbursements.

[13]	Excludes the value of securities received in lieu of cash proceeds from the sale of Underlying Funds and the subsequent sale of those securities.

[14]	For the year ended January 31, 2015.

See Notes to Financial Statements.

QS Legg Mason Asset Allocation Funds 2015 Semi-Annual Report	35

Financial highlights (cont’d)

QS Legg Mason Defensive Growth Fund

For a share of each class of beneficial interest outstanding throughout each year ended January 31, unless otherwise noted:
Class A Shares[1]	2015[2]	2015	2014	2013	2012	2011

Net asset value, beginning of period	$13.26	$12.98	$12.53	$11.72	$11.61	$10.60

Income from operations:
Net investment income	0.11	0.32	0.25	0.29	0.30 [3]	0.41	[3]
Net realized and unrealized gain	0.11	0.30	0.48	0.81	0.11	0.97
Total income from operations	0.22	0.62	0.73	1.10	0.41	1.38

Less distributions from:
Net investment income	(0.11)	(0.34)	(0.28)	(0.29)	(0.30)	(0.37)
Total distributions	(0.11)	(0.34)	(0.28)	(0.29)	(0.30)	(0.37)

Net asset value, end of period	$13.37	$13.26	$12.98	$12.53	$11.72	$11.61
Total return[4]	1.68%	4.81%	5.91%	9.47%	3.63%	13.22%

Net assets, end of period (000s)	$129,123	$129,661	$129,455	$130,226	$126,014	$126,222

Ratios to average net assets:
Gross expenses[5]	0.52%[6]	0.52%	0.55%	0.54%	0.56%	0.57%[7]
Net expenses[5,8]	0.52 [6]	0.52	0.55	0.54	0.56	0.57	[7]
Net investment income	1.69 [6]	2.37	1.92	2.37	2.57 [3]	3.66	[3]

Portfolio turnover rate	44%[9]	25%	12%	16%	33%	32%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended July 31, 2015 (unaudited).

[3]	Net investment income per share and net investment income ratio to average net assets include short-term capital gain distributions from Underlying Funds.

[4]

Performance figures, exclusive of sales charges, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Does not include fees and expenses of the Underlying Funds in which the Fund invests.

[6]	Annualized.

[7]

Included in the expense ratios are certain non-recurring restructuring (and reorganization, if applicable) fees that were incurred by the Fund during the period. Without these fees, the gross and net expense ratios would both have been 0.55%.

[8]

As a result of an expense limitation arrangement, the ratio of expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class A shares did not exceed 0.80%. This expense limitation arrangement cannot be terminated prior to December 31, 2016 without the Board of Trustees’ consent.

[9]	Excludes the value of securities received in lieu of cash proceeds from the sale of Underlying Funds and the subsequent sale of those securities.

See Notes to Financial Statements.

36	QS Legg Mason Asset Allocation Funds 2015 Semi-Annual Report

QS Legg Mason Defensive Growth Fund

For a share of each class of beneficial interest outstanding throughout each year ended January 31, unless otherwise noted:
Class B Shares[1]	2015[2]	2015	2014	2013	2012		2011

Net asset value, beginning of period	$13.53	$13.23	$12.76	$11.93	$11.82		$10.78

Income from operations:
Net investment income	0.06	0.22	0.15	0.20	0.22	[3]	0.34	[3]
Net realized and unrealized gain	0.12	0.31	0.51	0.83	0.12		1.00
Proceeds from settlement of a regulatory matter	—	—	—	—	—		0.01
Total income from operations	0.18	0.53	0.66	1.03	0.34		1.35

Less distributions from:
Net investment income	(0.06)	(0.23)	(0.19)	(0.20)	(0.23)		(0.31)
Total distributions	(0.06)	(0.23)	(0.19)	(0.20)	(0.23)		(0.31)

Net asset value, end of period	$13.65	$13.53	$13.23	$12.76	$11.93		$11.82
Total return[4]	1.36%	4.01%	5.18%	8.68%	2.89%		12.69%[5]

Net assets, end of period (000s)	$5,235	$6,416	$8,738	$11,756	$14,589		$18,075

Ratios to average net assets:
Gross expenses[6]	1.27%[7]	1.24%	1.25%	1.21%	1.24%		1.21%[8]
Net expenses[6,9]	1.27 [7]	1.24	1.25	1.21	1.23	[10]	1.21	[8]
Net investment income	0.94 [7]	1.59	1.18	1.65	1.87	[3]	2.99	[3]

Portfolio turnover rate	44%[11]	25%	12%	16%	33%		32%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended July 31, 2015 (unaudited).

[3]	Net investment income per share and net investment income ratio to average net assets include short-term capital gain distributions from Underlying Funds.

[4]

Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]

The total return reflects a payment received due to the settlement of a regulatory matter. Absent this payment, the total return would have been 12.59%. Class B received $15,834 related to this distribution.

[6]	Does not include fees and expenses of the Underlying Funds in which the Fund invests.

[7]	Annualized.

[8]

Included in the expense ratios are certain non-recurring restructuring (and reorganization, if applicable) fees that were incurred by the Fund during the period. Without these fees, the gross and net expense ratios would both have been 1.19%.

[9]

As a result of an expense limitation arrangement, the ratio of expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class B shares did not exceed 1.30%. This expense limitation arrangement cannot be terminated prior to December 31, 2016 without the Board of Trustees’ consent.

[10]	Reflects fee waivers and/or expense reimbursements.

[11]	Excludes the value of securities received in lieu of cash proceeds from the sale of Underlying Funds and the subsequent sale of those securities.

See Notes to Financial Statements.

QS Legg Mason Asset Allocation Funds 2015 Semi-Annual Report	37

Financial highlights (cont’d)

QS Legg Mason Defensive Growth Fund

For a share of each class of beneficial interest outstanding throughout each year ended January 31, unless otherwise noted:
Class C Shares[1]	2015[2]	2015	2014	2013[3]

Net asset value, beginning of period	$13.19	$12.91	$12.50	$12.02

Income from operations:
Net investment income	0.07	0.21	0.16	0.16
Net realized and unrealized gain	0.11	0.30	0.47	0.48
Total income from operations	0.18	0.51	0.63	0.64

Less distributions from:
Net investment income	(0.07)	(0.23)	(0.22)	(0.16)
Total distributions	(0.07)	(0.23)	(0.22)	(0.16)

Net asset value, end of period	$13.30	$13.19	$12.91	$12.50
Total return[4]	1.37%	3.92%	5.07%	5.38%

Net assets, end of period (000s)	$2,743	$2,949	$2,537	$295

Ratios to average net assets:
Gross expenses[5]	1.20%[6]	1.33%	1.48%	1.22%[6]
Net expenses[5,7]	1.20 [6]	1.33	1.42 [8]	1.22 [6]
Net investment income	1.02 [6]	1.56	1.29	2.69 [6]

Portfolio turnover rate	44%[9]	25%	12%	16%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended July 31, 2015 (unaudited).

[3]	For the period August 1, 2012 (inception date) to January 31, 2013.

[4]

Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Does not include fees and expenses of the Underlying Funds in which the Fund invests.

[6]	Annualized.

[7]

As a result of an expense limitation arrangement, the ratio of expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class C shares did not exceed 1.55%. This expense limitation arrangement cannot be terminated prior to December 31, 2016 without the Board of Trustees’ consent.

[8]	Reflects fee waivers and/or expense reimbursements.

[9]	Excludes the value of securities received in lieu of cash proceeds from the sale of Underlying Funds and the subsequent sale of those securities.

See Notes to Financial Statements.

38	QS Legg Mason Asset Allocation Funds 2015 Semi-Annual Report

QS Legg Mason Defensive Growth Fund

For a share of each class of beneficial interest outstanding throughout each year ended January 31, unless otherwise noted:
Class C1 Shares[1,2]	2015[3]	2015	2014	2013	2012	2011

Net asset value, beginning of period	$13.50	$13.21	$12.74	$11.92	$11.80	$10.76

Income from operations:
Net investment income	0.08	0.25	0.18	0.22	0.24 [4]	0.34	[4]
Net realized and unrealized gain	0.12	0.31	0.50	0.82	0.12	1.00
Proceeds from settlement of a regulatory matter	—	—	—	—	—	0.04
Total income from operations	0.20	0.56	0.68	1.04	0.36	1.38

Less distributions from:
Net investment income	(0.08)	(0.27)	(0.21)	(0.22)	(0.24)	(0.34)
Total distributions	(0.08)	(0.27)	(0.21)	(0.22)	(0.24)	(0.34)

Net asset value, end of period	$13.62	$13.50	$13.21	$12.74	$11.92	$11.80
Total return[5]	1.48%	4.21%	5.33%	8.79%	3.08%	13.05%[6]

Net assets, end of period (000s)	$4,248	$4,927	$4,558	$5,052	$5,299	$5,416

Ratios to average net assets:
Gross expenses[7]	1.02%[8]	1.06%	1.10%	1.10%	1.11%	1.17%[9]
Net expenses[7,10]	1.02 [8]	1.06	1.10	1.10	1.11	1.17	[9,11]
Net investment income	1.20 [8]	1.86	1.36	1.79	2.02 [4]	3.02	[4]

Portfolio turnover rate	44%[12]	25%	12%	16%	33%	32%

[1]	On August 1, 2012, Class C shares were reclassified as Class C1 shares.

[2]	Per share amounts have been calculated using the average shares method.

[3]	For the six months ended July 31, 2015 (unaudited).

[4]	Net investment income per share and net investment income ratio to average net assets include short-term capital gain distributions from Underlying Funds.

[5]

Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[6]

The total return reflects a payment received due to the settlement of a regulatory matter. Absent this payment, the total return would have been 12.66%. Class C received $13,122 related to this distribution.

[7]	Does not include fees and expenses of the Underlying Funds in which the Fund invests.

[8]	Annualized.

[9]

Included in the expense ratios are certain non-recurring restructuring (and reorganization, if applicable) fees that were incurred by the Fund during the period. Without these fees, the gross and net expense ratios would both have been 1.15%.

[10]

As a result of an expense limitation arrangement, the ratio of expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class C1 shares did not exceed 1.25%. This expense limitation arrangement cannot be terminated prior to December 31, 2016 without the Board of Trustees’ consent.

[11]	Reflects fee waivers and/or expense reimbursements.

[12]	Excludes the value of securities received in lieu of cash proceeds from the sale of Underlying Funds and the subsequent sale of those securities.

See Notes to Financial Statements.

QS Legg Mason Asset Allocation Funds 2015 Semi-Annual Report	39

Financial highlights (cont’d)

QS Legg Mason Defensive Growth Fund

For a share of each class of beneficial interest outstanding throughout each year ended January 31, unless otherwise noted:
Class R Shares[1]	2015[2]	2015[3]

Net asset value, beginning of period	$13.24	$13.50

Income (loss) from operations:
Net investment income	0.09	0.20
Net realized and unrealized gain (loss)	0.12	(0.19)
Total income from operations	0.21	0.01

Less distributions from:
Net investment income	(0.10)	(0.27)
Total distributions	(0.10)	(0.27)

Net asset value, end of period	$13.35	$13.24
Total return[4]	1.53%	0.05%

Net assets, end of period (000s)	$18	$17

Ratios to average net assets:
Gross expenses[5,6]	0.94%	0.78%
Net expenses[5,6,7]	0.80 [8]	0.78
Net investment income[6]	1.42	2.25

Portfolio turnover rate	44%[9]	25%[10]

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended July 31, 2015 (unaudited).

[3]	For the period June 2, 2014 (inception date) to January 31, 2015.

[4]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Does not include fees and expenses of the Underlying Funds in which the Fund invests.

[6]	Annualized.

[7]

As a result of an expense limitation arrangement, effective June 1, 2015, the ratio of expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class R shares did not exceed 0.80%. This expense limitation arrangement cannot be terminated prior to December 31, 2016 without the Board of Trustees’ consent. Prior to June 1, 2015, the ratio of expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class R shares did not exceed 1.05%.

[8]	Reflects fee waivers and/or expense reimbursements.

[9]	Excludes the value of securities received in lieu of cash proceeds from the sale of Underlying Funds and the subsequent sale of those securities.

[10]	For the year ended January 31, 2015.

See Notes to Financial Statements.

40	QS Legg Mason Asset Allocation Funds 2015 Semi-Annual Report

QS Legg Mason Defensive Growth Fund

For a share of each class of beneficial interest outstanding throughout each year ended January 31, unless otherwise noted:
Class I Shares[1]	2015[2]	2015	2014	2013[3]

Net asset value, beginning of period	$13.23	$12.97	$12.52	$12.01

Income from operations:
Net investment income	0.13	0.40	0.27	0.31
Net realized and unrealized gain	0.12	0.23	0.48	0.52
Total income from operations	0.25	0.63	0.75	0.83

Less distributions from:
Net investment income	(0.14)	(0.37)	(0.30)	(0.32)
Total distributions	(0.14)	(0.37)	(0.30)	(0.32)

Net asset value, end of period	$13.34	$13.23	$12.97	$12.52
Total return[4]	1.86%	4.89%	6.06%	7.04%

Net assets, end of period (000s)	$2,544	$2,388	$261	$148

Ratios to average net assets:
Gross expenses[5]	0.21%[6]	0.30%	0.46%	0.34%[6]
Net expenses[5,7]	0.21 [6]	0.30	0.44 [8]	0.33 [6,8]
Net investment income	2.01 [6]	2.97	2.15	2.87 [6]

Portfolio turnover rate	44%[9]	25%	12%	16%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended July 31, 2015 (unaudited).

[3]	For the period March 15, 2012 (inception date) to January 31, 2013.

[4]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Does not include fees and expenses of the Underlying Funds in which the Fund invests.

[6]	Annualized.

[7]

As a result of an expense limitation arrangement, effective June 1, 2015, the ratio of expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class I shares did not exceed 0.25%. This expense limitation arrangement cannot be terminated prior to December 31, 2016 without the Board of Trustees’ consent. Prior to June 1, 2015, the ratio of expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class I shares did not exceed 0.55%.

[8]	Reflects fee waivers and/or expense reimbursements.

[9]	Excludes the value of securities received in lieu of cash proceeds from the sale of Underlying Funds and the subsequent sale of those securities.

See Notes to Financial Statements.

QS Legg Mason Asset Allocation Funds 2015 Semi-Annual Report	41

Notes to financial statements (unaudited)

1. Organization and significant accounting policies

QS Legg Mason Growth Fund (formerly QS Legg Mason Lifestyle Allocation 85%) (“Growth Fund”), QS Legg Mason Moderate Growth Fund (formerly QS Legg Mason Lifestyle Allocation 70%) (“Moderate Growth Fund”), QS Legg Mason Conservative Growth Fund (formerly QS Legg Mason Lifestyle Allocation 50%) (“Conservative Growth Fund”) and QS Legg Mason Defensive Growth Fund (formerly QS Legg Mason Lifestyle Allocation 30%) (“Defensive Growth Fund”) (the “Funds”) are separate non-diversified investment series of Legg Mason Partners Equity Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Funds invest in other mutual funds (“Underlying Funds”) which are affiliated with Legg Mason, Inc. (“Legg Mason”). The financial statements and financial highlights for the Underlying Funds are presented in a separate shareholder report for each respective Underlying Fund.

Effective June 1, 2015, each Fund’s name, investment policies and strategies were changed.

The following are significant accounting policies consistently followed by the Funds and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.

(a) Investment valuation. Investments in the Underlying Funds, excluding exchange-traded funds, are valued at the closing net asset value per share of each Underlying Fund on the day of valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of fair valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Funds hold securities or other assets that are denominated in a foreign currency, the Funds will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before each Fund calculates its net asset value, the Funds value these securities as determined in accordance with procedures approved by the Funds’ Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Funds’ pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Funds, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities. Additionally, if the closing net asset value per share for an Underlying Fund is not available on the day of valuation, the Valuation Committee may adjust the Underlying Fund’s last available net asset value per share to account for significant events that have occurred subsequent to the Underlying Fund’s last net asset value per share calculation but prior to the day of valuation.

42	QS Legg Mason Asset Allocation Funds 2015 Semi-Annual Report

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

Each Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Funds’ assets carried at fair value:

Growth Fund

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in underlying funds†	$756,436,555	—	—	$756,436,555
Short-term investments†	772,789	—	—	772,789
Total investments	$757,209,344	—	—	$757,209,344

†	See Schedules of Investments for additional detailed categorizations.

Moderate Growth Fund

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in underlying funds†	$499,140,217	—	—	$499,140,217
Short-term investments†	637,878	—	—	637,878
Total investments	$499,778,095	—	—	$499,778,095

†	See Schedules of Investments for additional detailed categorizations.

Conservative Growth Fund

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in underlying funds†	$321,281,573	—	—	$321,281,573
Short-term investments†	142,389	—	—	142,389
Total investments	$321,423,962	—	—	$321,423,962

†	See Schedules of Investments for additional detailed categorizations.

QS Legg Mason Asset Allocation Funds 2015 Semi-Annual Report	43

Notes to financial statements (unaudited) (cont’d)

Defensive Growth Fund

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in underlying funds†	$143,552,932	—	—	$143,552,932
Short-term investments†	406,144	—	—	406,144
Total investments	$143,959,076	—	—	$143,959,076

†	See Schedules of Investments for additional detailed categorizations.

(b) Repurchase agreements. The Funds may enter into repurchase agreements with institutions that their subadviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Under the terms of a typical repurchase agreement, the Funds acquire a debt security subject to an obligation of the seller to repurchase, and of the Funds to resell, the security at an agreed-upon price and time, thereby determining the yield during the Funds’ holding period. When entering into repurchase agreements, it is the Funds’ policy that their custodian or a third party custodian, acting on the Funds’ behalf, take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction maturity exceeds one business day, the value of the collateral is marked-to-market and measured against the value of the agreement in an effort to ensure the adequacy of the collateral. If the counterparty defaults, the Funds generally have the right to use the collateral to satisfy the terms of the repurchase transaction. However, if the market value of the collateral declines during the period in which the Funds seek to assert their rights or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited.

(c) Fund of funds risk. Your cost of investing in the Funds, as funds of funds, may be higher than the cost of investing in a mutual fund that only invests directly in individual securities. An Underlying Fund may change its investment objective or policies without the Funds’ approval, which could force the Funds to withdraw their investments from such Underlying Fund at a time that is unfavorable to the Funds. In addition, one Underlying Fund may buy the same securities that another Underlying Fund sells. Therefore, the Funds would indirectly bear the costs of these trades without accomplishing any investment purpose.

(d) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Net investment income distributions, if any, from the Underlying Funds are recorded on the ex-dividend date as investment income. Interest income is recorded on an accrual basis. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Funds determine the existence of a dividend declaration after exercising reasonable due diligence. Short-term and long-term capital gain distributions, if any, from the Underlying Funds are recorded on the ex-dividend date as realized gains. The cost of investments sold is determined by use of the specific identification method.

(e) Distributions to shareholders. The Growth and Moderate Growth Funds distribute net investment income and capital gains, if any, at least annually. The Conservative Growth and Defensive Growth Funds distribute net investment income quarterly and capital gains, if any, at least annually. Distributions to shareholders of the Funds are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(f) Share class accounting. Investment income, common expenses and realized/unrealized gains (losses) on investments are allocated to the various classes of each Fund on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that share class.

(g) Foreign currency translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

The Funds do not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, including gains and losses on forward foreign currency contracts, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of

44	QS Legg Mason Asset Allocation Funds 2015 Semi-Annual Report

the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, other than investments in securities, on the date of valuation, resulting from changes in exchange rates.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(h) Foreign investment risks. The Underlying Funds’ investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Underlying Funds. Foreign investments may also subject the Underlying Funds to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.

(i) Compensating balance arrangements. The Funds have an arrangement with their custodian bank whereby a portion of the custodian’s fees is paid indirectly by credits earned on the Fund’s cash on deposit with the bank.

(j) Federal and other taxes. It is the Funds’ policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Funds intend to distribute their taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Funds’ financial statements.

Management has analyzed the Funds’ tax positions taken on income tax returns for all open tax years and has concluded that as of July 31, 2015, no provision for income tax would be required in the Funds’ financial statements. The Funds’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

(k) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

2. Investment management agreement and other transactions with affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is each Fund’s investment manager and QS Legg Mason Global Asset Allocation, LLC (“QS LMGAA”) is each Fund’s subadviser. Western Asset Management Company (“Western Asset”) manages the portion of each Fund’s cash and short-term instruments allocated to it. LMPFA, QS LMGAA and Western Asset are wholly-owned subsidiaries of Legg Mason, Inc. (“Legg Mason”). Under the investment management agreement, the Funds do not pay a management fee.

LMPFA provides administrative and certain oversight services to the Funds. LMPFA delegates to the subadviser the day-to-day portfolio management of the Funds, except for the management of the portion of each Fund’s cash and short-term instruments allocated to Western Asset.

Effective June 1, 2015, as a result of expense limitation arrangements between the Funds and LMPFA, the ratio of expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of the Growth Fund, Moderate Growth Fund and Conservative Growth Funds’ Class A, Class B, Class C, Class R and Class I shares will not exceed 0.80%, 1.55%, 1.55%, 0.80% and 0.25%, respectively. Additionally, the ratio of expenses other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses to average net assets of the Defensive Growth Fund’s Class A, Class B, Class C, Class C1, Class R and Class I shares will not exceed 0.80%, 1.30%, 1.55%, 1.25%, 0.80% and 0.25%, respectively. These expense limitation arrangements cannot be terminated prior to December 31, 2016 without the Board of Trustees’ consent.

Prior to June 1, 2015, as a result of expense limitation arrangements between the Funds and LMPFA, the ratio of expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of the Growth Fund, Moderate Growth Fund and Conservative Growth Funds’ Class A, Class B, Class C, Class R and Class I shares did not exceed 0.80%, 1.55%, 1.55%, 1.05% and 0.55%, respectively. Additionally, the ratio of expenses other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses to average net assets of the Defensive Growth Fund’s Class A, Class B, Class C, Class C1, Class R and Class I shares did not exceed 0.80%, 1.30%, 1.55%, 1.25%, 1.05% and 0.55%, respectively.

LMPFA is permitted to recapture amounts waived and/or reimbursed to a class during the same fiscal year if the class’ total annual operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the

QS Legg Mason Asset Allocation Funds 2015 Semi-Annual Report	45

Notes to financial statements (unaudited) (cont’d)

expenses incurred. In no case will LMPFA recapture any amount that would result, on any particular business day of the Funds, in the class’ total annual operating expenses exceeding the expense cap or any other lower limit then in effect.

For the six months ended July 31, 2015, the Growth Fund, Moderate Growth Fund, and Defensive Growth Fund were reimbursed for expenses in the amount of $6,575, $431 and $12, respectively.

Legg Mason Investor Services, LLC (“LMIS”), a wholly-owned broker-dealer subsidiary of Legg Mason, serves as the Funds’ sole and exclusive distributor.

For Growth Fund, Moderate Growth Fund and Conservative Growth Fund, there is a maximum initial sales charge of 5.75% for Class A shares. For Defensive Growth Fund, there is a maximum initial sales charge of 4.25% for Class A shares. The Growth Fund, Moderate Growth Fund, and Conservative Growth Fund have a contingent deferred sales charge (“CDSC”) of 5.00% on Class B shares, which applies if redemption occurs within 12 months from purchase payment. This CDSC declines thereafter by 1.00% per year until no CDSC is incurred. The Defensive Growth Fund has a CDSC of 4.50% on Class B shares, which applies if redemption occurs within 12 months from purchase payment. This CDSC declines by 0.50% the first year after purchase payment and thereafter by 1.00% per year until no CDSC is incurred. Class C and Class C1 shares of the Funds have a 1.00% CDSC, which applies if redemption occurs within 12 months from purchase payment. In certain cases, Class A shares of the Funds have a 1.00% CDSC, which applies if redemption occurs within 18 months from purchase payment. This CDSC only applies to those purchases of Class A shares, which, when combined with current holdings of other shares of the Funds sold by LMIS, equal or exceed $1,000,000 in the aggregate. These purchases do not incur an initial sales charge.

For the six months ended July 31, 2015, sales charges and CDSCs paid to LMIS and its affiliates were:

	Sales Charges	CDSCs
	Class A	Class A	Class B	Class C	Class C1
Growth Fund	$145,295	$464	$6,952	$825	—
Moderate Growth Fund	88,736	453	2,459	583	—
Conservative Growth Fund	76,594	26	1,289	625	—
Defensive Growth Fund	16,822	9	290	399	$1

All officers and one Trustee of the Trust are employees of Legg Mason or its affiliates and do not receive compensation from the Trust.

3. Investments

During the six months ended July 31, 2015, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) were as follows:

	Purchases	Sales
Growth Fund*	$272,055,974	$295,512,721
Moderate Growth Fund**	198,579,029	213,484,542
Conservative Growth Fund***	136,094,262	143,239,157
Defensive Growth Fund****	64,233,330	68,222,963

*	Excludes the value of securities received from the Underlying Funds and the subsequent sale of those securities, totaling $86,302,913 and $86,438,158, respectively.

**	Excludes the value of securities received from the Underlying Funds and the subsequent sale of those securities, totaling $53,599,715 and $53,656,038, respectively.

***	Excludes the value of securities received from the Underlying Funds and the subsequent sale of those securities, totaling $23,763,475 and $23,761,150, respectively.

****	Excludes the value of securities received from the Underlying Funds and the subsequent sale of those securities, totaling $4,445,312 and $4,438,340, respectively.

During the six months ended July 31, 2015, the Growth Fund, Moderate Growth Fund and Conservative Growth Fund received securities in lieu of cash proceeds from the sale of three of their Underlying Funds: ClearBridge Aggressive Growth, ClearBridge International Value Fund and QS Batterymarch U.S. Large Cap Equity Fund. Defensive Growth Fund received securities in lieu of cash proceeds from the sale of two of its Underlying Funds: ClearBridge Aggressive Growth and QS Batterymarch U.S. Large Cap Equity Fund. Subsequently, the securities were sold. The realized gains and losses and currency gains and losses from the sale of these securities are noted in the Statements of Operations.

46	QS Legg Mason Asset Allocation Funds 2015 Semi-Annual Report

At July 31, 2015, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation
Growth Fund	$192,208,590	$(3,610,579)	$188,598,011
Moderate Growth Fund	106,729,477	(2,162,147)	104,567,330
Conservative Growth Fund	55,881,449	(1,396,790)	54,484,659
Defensive Growth Fund	20,702,414	(666,004)	20,036,410

4. Derivative instruments and hedging activities

During the six months ended July 31, 2015, the Funds did not invest in any derivative instruments.

5. Class specific expenses, waivers and/or expense reimbursements

The Funds have adopted a Rule 12b-1 shareholder services and distribution plan and under that plan the Growth Fund, Moderate Growth Fund and Conservative Growth Fund pay service and/or distribution fees with respect to their Class A, Class B, Class C and Class R shares calculated at the annual rate of 0.25%, 1.00%, 1.00% and 0.50% of the average daily net assets of each class, respectively. Defensive Growth Fund pays service and/or distribution fees with respect to its Class A, Class B, Class C, Class C1 and Class R shares calculated at the annual rate of 0.25%, 0.75%, 1.00%, 0.70% and 0.50% of the average daily net assets of each class, respectively. Service and distribution fees are accrued daily and paid monthly.

For the six months ended July 31, 2015, class specific expenses were as follows:

	Service and/or Distribution Fees	Transfer Agent Fees

Growth Fund
Class A	$859,618	$859,989
Class B	236,729	124,561
Class C	124,078	21,230
Class R	26	13
Class I	—	931
Total	$1,220,451	$1,006,724

Moderate Growth Fund
Class A	$557,093	$445,905
Class B	122,401	61,379
Class C	133,670	18,251
Class R	29	15
Class I	—	2,695
Total	$813,193	$528,245

Conservative Growth Fund
Class A	$350,688	$236,645
Class B	69,103	29,905
Class C	106,015	14,695
Class R	104	27
Class I	—	2,027
Total	$525,910	$283,299

Defensive Growth Fund
Class A	$162,648	$96,470
Class B	22,058	11,645
Class C	14,204	1,056
Class C1	15,783	4,309
Class R	44	28
Class I	—	1,047
Total	$214,737	$114,555

QS Legg Mason Asset Allocation Funds 2015 Semi-Annual Report	47

Notes to financial statements (unaudited) (cont’d)

For the six months ended July 31, 2015, waivers and/or expense reimbursements by class were as follows:

Waivers/Expense Reimbursements

Growth Fund
Class B	$6,574
Class R	1
Total	$6,575

Moderate Growth Fund
Class B	$430
Class R	1
Total	$431

Defensive Growth Fund
Class R	$12

6. Distributions to shareholders by class

	Six Months Ended July 31, 2015	Year Ended January 31, 2015

Growth Fund
Net Investment Income:
Class A	$297,929	$7,364,638
Class B	—	26,078
Class C	—	177,683
Class R	5	113	[1]
Class I	2,101	31,471
Total	$300,035	$7,599,983

Net Realized Gains:
Class A	$25,347,376	$19,601,496
Class B	1,708,283	1,857,004
Class C	944,501	707,393
Class R	381	290	[1]
Class I	82,219	55,278
Total	$28,082,760	$22,221,461

Moderate Growth Fund
Net Investment Income:
Class A	$269,106	$6,917,247
Class B	—	70,648
Class C	—	255,462
Class R	8	160	[1]
Class I	5,897	106,461
Total	$275,011	$7,349,978

Net Realized Gains:
Class A	$2,969,725	—
Class B	147,412	—
Class C	173,470	—
Class R	84	—
Class I	38,139	—
Total	$3,328,830	—

48	QS Legg Mason Asset Allocation Funds 2015 Semi-Annual Report

	Six Months Ended July 31, 2015	Year Ended January 31, 2015

Conservative Growth Fund
Net Investment Income:
Class A	$1,444,641	$5,576,568
Class B	5,450	144,158
Class C	30,592	247,924
Class R	231	160	[1]
Class I	55,098	89,729	[2]
Total	$1,536,012	$6,058,539

Net Realized Gains:
Class A	$647,692	—
Class B	29,440	—
Class C	47,163	—
Class R	107	—
Class I	18,239	—
Total	$742,641	—

Defensive Growth Fund
Net Investment Income:
Class A	$1,090,930	$3,384,865
Class B	27,019	121,685
Class C	14,984	51,486
Class C1	25,736	92,108
Class R	135	200	[1]
Class I	27,214	49,381
Total	$1,186,018	$3,699,725

[1]	For the period June 2, 2014 (inception date) to January 31, 2015.

[2]	For the period July 25, 2014 (re-inception date) to January 31, 2015.

7. Shares of beneficial interest

At July 31, 2015, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. The Funds have the ability to issue multiple classes of shares. Each class of shares represents an identical interest and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares.

Transactions in shares of the Funds were as follows:

	Six Months Ended July 31, 2015		Year Ended January 31, 2015
	Shares	Amount	Shares	Amount

Growth Fund
Class A
Shares sold	1,671,824	$30,199,765	4,066,952	$72,928,468
Shares issued on reinvestment	1,440,518	25,569,193	1,500,453	26,876,924
Shares repurchased	(2,289,783)	(41,212,832)	(4,517,959)	(80,956,853)
Net increase	822,559	$14,556,126	1,049,446	$18,848,539

Class B
Shares sold	2,470	$42,663	8,647	$145,066
Shares issued on reinvestment	102,302	1,705,366	111,546	1,880,316
Shares repurchased	(661,018)	(11,288,865)	(1,415,216)	(23,841,928)
Net decrease	(556,246)	$(9,540,836)	(1,295,023)	$(21,816,546)

QS Legg Mason Asset Allocation Funds 2015 Semi-Annual Report	49

Notes to financial statements (unaudited) (cont’d)

	Six Months Ended July 31, 2015		Year Ended January 31, 2015
	Shares	Amount	Shares		Amount

Growth Fund continued
Class C
Shares sold	93,574	$1,597,913	517,415		$8,822,261
Shares issued on reinvestment	54,913	922,541	50,644		860,739
Shares repurchased	(151,369)	(2,606,796)	(215,306)		(3,677,768)
Net increase (decrease)	(2,882)	$(86,342)	352,753		$6,005,232

Class R
Shares sold	5	$83	550	[1]	$10,000	[1]
Shares issued on reinvestment	22	386	23	[1]	403	[1]
Shares repurchased	—	—	—	[1]	—	[1]
Net increase	27	$469	573	[1]	$10,403	[1]

Class I
Shares sold	25,350	$460,019	99,835		$1,806,836
Shares issued on reinvestment	4,672	82,748	4,748		84,662
Shares repurchased	(32,511)	(586,841)	(28,950)		(520,602)
Net increase (decrease)	(2,489)	$(44,074)	75,633		$1,370,896

Moderate Growth Fund
Class A
Shares sold	1,095,447	$19,166,976	2,950,308		$50,453,870
Shares issued on reinvestment	183,737	3,226,421	399,305		6,892,276
Shares repurchased	(1,587,999)	(27,728,073)	(3,495,352)		(59,741,227)
Net decrease	(308,815)	$(5,334,676)	(145,739)		$(2,395,081)

Class B
Shares sold	3,559	$63,755	12,815		$222,214
Shares issued on reinvestment	8,223	147,101	3,994		70,449
Shares repurchased	(325,868)	(5,826,312)	(809,209)		(14,025,465)
Net decrease	(314,086)	$(5,615,456)	(792,400)		$(13,732,802)

Class C
Shares sold	78,511	$1,392,363	431,082		$7,470,502
Shares issued on reinvestment	9,551	169,827	14,250		249,577
Shares repurchased	(134,626)	(2,389,747)	(194,665)		(3,373,515)
Net increase (decrease)	(46,564)	$(827,557)	250,667		$4,346,564

Class R
Shares sold	196	$3,400	583	[1]	$10,000	[1]
Shares issued on reinvestment	5	92	9	[1]	160	[1]
Shares repurchased	(4)	(69)	—	[1]	—	[1]
Net increase	197	$3,423	592	[1]	$10,160	[1]

Class I
Shares sold	22,347	$388,538	340,300		$5,852,337
Shares issued on reinvestment	2,522	44,036	6,213		106,461
Shares repurchased	(23,086)	(397,743)	(95,497)		(1,625,949)
Net increase	1,783	$34,831	251,016		$4,332,849

Conservative Growth Fund
Class A
Shares sold	1,134,041	$17,113,555	3,291,816		$49,068,970
Shares issued on reinvestment	138,482	2,081,760	371,226		5,542,565
Shares repurchased	(1,524,666)	(23,019,925)	(2,982,515)		(44,390,526)
Net increase (decrease)	(252,143)	$(3,824,610)	680,527		$10,221,009

50	QS Legg Mason Asset Allocation Funds 2015 Semi-Annual Report

	Six Months Ended July 31, 2015		Year Ended January 31, 2015
	Shares	Amount	Shares		Amount

Conservative Growth Fund continued
Class B
Shares sold	4,790	$74,843	16,474		$250,213
Shares issued on reinvestment	2,221	34,619	9,322		143,596
Shares repurchased	(176,096)	(2,745,281)	(482,128)		(7,379,648)
Net decrease	(169,085)	$(2,635,819)	(456,332)		$(6,985,839)

Class C
Shares sold	79,058	$1,230,214	504,228		$7,759,377
Shares issued on reinvestment	4,847	75,508	15,563		240,147
Shares repurchased	(98,358)	(1,534,154)	(214,955)		(3,306,116)
Net increase (decrease)	(14,453)	$(228,432)	304,836		$4,693,408

Class R
Shares sold	2,512	$37,782	668	[1]	$10,000	[1]
Shares issued on reinvestment	23	337	10	[1]	160	[1]
Shares repurchased	(12)	(192)	—	[1]	—	[1]
Net increase	2,523	$37,927	678	[1]	$10,160	[1]

Class I
Shares sold	22,869	$346,198	509,849	[2]	$7,678,559	[2]
Shares issued on reinvestment	4,885	73,337	6,010	[2]	89,729	[2]
Shares repurchased	(22,663)	(337,620)	(11,138)	[2]	(167,404)	[2]
Net increase	5,091	$81,915	504,721	[2]	$7,600,884	[2]

Defensive Growth Fund
Class A
Shares sold	646,579	$8,690,279	1,566,119		$21,000,918
Shares issued on reinvestment	81,375	1,086,957	252,565		3,374,107
Shares repurchased	(850,894)	(11,432,769)	(2,010,527)		(26,882,390)
Net decrease	(122,940)	$(1,655,533)	(191,843)		$(2,507,365)

Class B
Shares sold	858	$11,729	21,418		$292,151
Shares issued on reinvestment	1,957	26,721	8,847		120,599
Shares repurchased	(93,355)	(1,284,248)	(216,485)		(2,953,931)
Net decrease	(90,540)	$(1,245,798)	(186,220)		$(2,541,181)

Class C
Shares sold	16,012	$214,310	65,642		$866,042
Shares issued on reinvestment	1,105	14,706	3,797		50,488
Shares repurchased	(34,437)	(460,658)	(42,404)		(563,750)
Net increase (decrease)	(17,320)	$(231,642)	27,035		$352,780

Class C1
Shares sold	9,697	$133,316	67,000		$916,606
Shares issued on reinvestment	1,764	24,015	6,341		86,230
Shares repurchased	(64,436)	(881,871)	(53,378)		(726,305)
Net increase (decrease)	(52,975)	$(724,540)	19,963		$276,531

Class R
Shares sold	113	$1,520	1,250	[1]	$16,750	[1]
Shares issued on reinvestment	10	135	15	[1]	200	[1]
Shares repurchased	(4)	(59)	—	[1]	—	[1]
Net increase	119	$1,596	1,265	[1]	$16,950	[1]

QS Legg Mason Asset Allocation Funds 2015 Semi-Annual Report	51

Notes to financial statements (unaudited) (cont’d)

	Six Months Ended July 31, 2015		Year Ended January 31, 2015
	Shares	Amount	Shares	Amount

Defensive Growth Fund continued
Class I
Shares sold	28,408	$381,632	247,574	$3,326,804
Shares issued on reinvestment	2,042	27,214	3,703	49,381
Shares repurchased	(20,295)	(271,005)	(90,922)	(1,211,308)
Net increase	10,155	$137,841	160,355	$2,164,877

[1]	For the period June 2, 2014 (inception date) to January 31, 2015.

[2]	For the period July 25, 2014 (re-inception date) to January 31, 2015.

8. Transactions with affiliated Underlying Funds

As defined by the 1940 Act, an affiliated company is one in which the Funds own 5% or more of the outstanding voting securities, or a company which is under common ownership or control. Legg Mason through sub-advisory agreements with its wholly owned subsidiaries, also provides investment management services to certain of the Underlying Funds held by the Funds. Based on the Funds’ relative ownership, the following Underlying Funds were considered affiliated companies for all or some portion of the six months ended July 31, 2015. The following transactions were effected in shares of such Underlying Funds for the six months ended July 31, 2015.

	Affiliate Value at January 31, 2015	Purchased		Sold		Income Distributions from Affiliated Underlying Funds	Capital Gain Distributions from Affiliated Underlying Funds	Affiliate Value at July 31, 2015	Realized Gain/Loss from Sale of Affiliated Underlying Funds
Growth Fund		Cost	Shares	Cost	Shares
ClearBridge Aggressive Growth Fund, Class IS Shares	$69,233,760	$13,432,000	58,212	$5,564,398	138,859	—	—	$54,275,651	$27,164,572
ClearBridge Appreciation Fund, Class IS Shares	75,250,679	18,076,000	873,924	26,345,522	1,444,074	—	—	68,592,346	3,961,197
ClearBridge International Value Fund, Class IS Shares	68,660,214	11,018,000	1,033,318	26,658,493	3,718,618	—	—	44,159,466	13,564,059
ClearBridge Large Cap Growth Fund, Class IS Shares	—	22,253,000	621,810	639,719	17,805	—	—	21,997,873	(179)
ClearBridge Mid Cap Core Fund, Class IS Shares	37,549,989	5,278,218	148,435	2,591,572	86,259	—	$13,218	42,895,011	436,831
ClearBridge Small Cap Growth Fund, Class IS Shares	51,055,047	19,777,000	658,282	8,872,155	301,103	—	—	65,669,020	140,222
Legg Mason BW Diversified Large Cap Value Fund, Class IS Shares	74,392,794	19,448,000	1,004,073	10,377,764	535,224	—	—	88,332,825	242,284
QS Batterymarch Global Dividend Fund, Class IS Shares	—	78,693,308	6,966,508	1,988,685	175,990	$149,308	—	77,276,101	(10,384)
QS Batterymarch International Equity Fund, Class IS Shares	66,935,776	28,282,000	1,783,704	4,746,447	306,491	—	—	96,447,228	104,404
QS Batterymarch U.S. Large Cap Equity Fund, Class IS Shares	75,741,095	16,678,000	970,060	13,929,363	1,707,108	—	—	67,283,106	15,798,284
QS Legg Mason Strategic Real Return Fund, Class IS Shares	52,268,384	2,353,000	187,271	8,227,061	591,458	—	—	46,007,319	(738,279)
Royce Small-Cap Value Fund, Institutional Class Shares*	50,727,934	13,626,000	1,130,430	8,768,761	717,365	—	—	57,517,182	(250,740)
Western Asset Core Plus Bond Fund, Class IS Shares	45,106,525	380,580	32,412	43,173,927	3,801,609	315,579	—	432,227	1,477,267
Western Asset High Yield Fund, Class IS Shares	34,410,728	3,006,924	356,344	31,859,522	3,645,950	561,924	—	6,502,879	(345,314)
Western Asset Macro Opportunities Fund, Class IS Shares	—	19,483,000	1,781,801	514,912	46,981	—	—	19,048,321	(2,903)
Western Asset Total Return Unconstrained Fund, Class IS Shares	39,205,759	270,944	25,891	38,420,797	3,802,939	270,944	—	—	1,316,924
	$740,538,684	$272,055,974		$232,679,098		$1,297,755	$13,218	$756,436,555	$62,858,245

*	Formerly Royce Value Fund.

52	QS Legg Mason Asset Allocation Funds 2015 Semi-Annual Report

	Affiliate Value at January 31, 2015	Purchased		Sold		Income Distributions from Affiliated Underlying Funds	Capital Gain Distributions from Affiliated Underlying Funds	Affiliate Value at July 31, 2015	Realized Gain/Loss from Sale of Affiliated Underlying Funds
Moderate Growth Fund		Cost	Shares	Cost	Shares
ClearBridge Aggressive Growth Fund, Class IS Shares	$39,947,877	$8,720,000	37,773	$3,804,733	91,733	—	—	$29,621,902	$17,809,822
ClearBridge Appreciation Fund, Class IS Shares	43,855,394	11,243,000	543,254	15,512,991	838,599	—	—	40,754,998	2,082,661
ClearBridge International Value Fund, Class IS Shares	35,121,849	4,587,000	427,573	14,935,961	2,056,448	—	—	19,888,298	7,295,853
ClearBridge Large Cap Growth Fund, Class IS Shares	—	14,221,000	397,558	579,035	16,183	—	—	13,889,659	460
ClearBridge Mid Cap Core Fund, Class IS Shares	21,767,954	1,516,103	42,722	1,676,141	58,608	—	$7,103	23,037,504	380,656
ClearBridge Small Cap Growth Fund, Class IS Shares	23,493,913	13,042,000	434,373	2,700,332	94,620	—	—	35,540,173	143,180
Legg Mason BW Diversified Large Cap Value Fund, Class IS Shares	43,356,563	12,078,000	622,641	5,055,143	259,252	—	—	53,259,387	84,920
QS Batterymarch Global Dividend Fund, Class IS Shares	—	52,653,555	4,660,943	2,040,372	180,564	$98,555	—	50,986,718	(9,892)
QS Batterymarch International Equity Fund, Class IS Shares	30,652,471	16,068,000	1,014,717	3,728,483	239,813	—	—	45,719,152	41,883
QS Batterymarch U.S. Large Cap Equity Fund, Class IS Shares	44,143,677	10,371,000	603,153	10,574,089	1,256,737	—	—	35,336,467	11,307,321
QS Legg Mason Strategic Real Return Fund, Class IS Shares	34,588,309	1,949,000	155,044	5,973,892	431,940	—	—	30,330,260	(511,720)
Royce Small-Cap Value Fund, Institutional Class Shares*	23,343,565	6,107,000	506,780	6,761,924	559,772	—	—	23,650,574	(163,858)
Western Asset Core Bond Fund, Class IS Shares	—	8,664,433	703,934	1,284,723	104,195	36,433	—	7,376,785	(8,602)
Western Asset Core Plus Bond Fund, Class IS Shares	72,652,769	6,873,376	591,390	26,511,902	2,260,564	918,376	—	51,757,594	11,755
Western Asset High Yield Fund, Class IS Shares	23,953,391	9,642,824	1,146,757	15,722,409	1,777,102	522,824	—	18,400,571	(368,588)
Western Asset Macro Opportunities Fund, Class IS Shares	—	20,340,000	1,859,718	828,015	75,549	—	—	19,590,175	(4,327)
Western Asset Total Return Unconstrained Fund, Class IS Shares	56,856,034	502,738	48,027	54,149,631	5,525,487	502,738	—	—	3,590,912
	$493,733,766	$198,579,029		$171,839,776		$2,078,926	$7,103	$499,140,217	$41,682,436

*	Formerly Royce Value Fund.

	Affiliate Value at January 31, 2015	Purchased		Sold		Income Distributions from Affiliated Underlying Funds	Capital Gain Distributions from Affiliated Underlying Funds	Affiliate Value at July 31, 2015	Realized Gain/Loss from Sale of Affiliated Underlying Funds
Conservative Growth Fund		Cost	Shares	Cost	Shares
ClearBridge Aggressive Growth Fund, Class IS Shares	$16,750,696	$4,643,000	20,110	$3,621,295	42,236	—	—	$12,535,115	$6,327,957
ClearBridge Appreciation Fund, Class IS Shares	19,307,407	6,177,000	298,361	7,053,132	384,792	—	—	18,863,170	1,019,333
ClearBridge International Value Fund, Class IS Shares	13,428,392	4,262,000	399,722	3,983,432	573,744	—	—	12,351,901	2,218,293
ClearBridge Large Cap Growth Fund, Class IS Shares	—	5,607,000	156,733	279,622	7,815	—	—	5,423,579	131
ClearBridge Mid Cap Core Fund, Class IS Shares	10,762,178	503,379	14,214	1,029,139	33,761	—	$3,379	10,978,046	157,023
ClearBridge Small Cap Growth Fund, Class IS Shares	11,947,862	9,420,000	313,778	4,192,657	141,640	—	—	18,054,461	42,404
Legg Mason BW Diversified Large Cap Value Fund, Class IS Shares	19,087,950	6,570,000	338,532	3,233,456	166,107	—	—	23,693,175	59,045
QS Batterymarch Global Dividend Fund, Class IS Shares	—	34,045,419	3,013,830	1,516,203	134,177	$63,419	—	32,770,451	(9,103)
QS Batterymarch International Equity Fund, Class IS Shares	13,669,807	2,504,000	160,139	1,614,573	103,567	—	—	15,831,363	8,876
QS Batterymarch U.S. Large Cap Equity Fund, Class IS Shares	19,430,759	5,594,000	325,307	5,825,551	742,808	—	—	13,307,034	7,108,085

QS Legg Mason Asset Allocation Funds 2015 Semi-Annual Report	53

Notes to financial statements (unaudited) (cont’d)

Conservative Growth Fund continued	Affiliate Value at January 31, 2015	Purchased		Sold		Income Distributions from Affiliated Underlying Funds	Capital Gain Distributions from Affiliated Underlying Funds	Affiliate Value at July 31, 2015	Realized Gain/Loss from Sale of Affiliated Underlying Funds
		Cost	Shares	Cost	Shares
QS Legg Mason Strategic Real Return Fund, Class IS Shares	$22,266,707	$1,458,000	115,953	$4,069,790	295,105	—	—	$19,514,618	$(336,064)
Royce Small-Cap Value Fund, Institutional Class Shares*	11,872,736	505,000	41,564	5,528,440	487,453	—	—	7,173,403	237,025
Western Asset Core Bond Fund, Class IS Shares	—	29,300,528	2,379,148	2,349,474	190,549	$124,528	—	26,919,757	(14,747)
Western Asset Core Plus Bond Fund, Class IS Shares	95,791,965	3,813,062	328,300	26,720,960	2,300,842	1,263,062	—	70,889,559	209,166
Western Asset High Yield Fund, Class IS Shares	21,878,488	6,577,043	780,558	9,915,572	1,104,411	562,042	—	18,912,459	(372,243)
Western Asset Macro Opportunities Fund, Class IS Shares	—	14,681,000	1,341,187	661,543	60,360	—	—	14,063,482	(3,350)
Western Asset Total Return Unconstrained Fund, Class IS Shares	44,297,142	433,831	41,441	41,693,119	4,308,988	423,831	—	—	3,336,038
	$320,492,089	$136,094,262		$123,287,958		$2,436,882	$3,379	$321,281,573	$19,987,869

*	Formerly Royce Value Fund.

	Affiliate Value at January 31, 2015	Purchased		Sold		Income Distributions from Affiliated Underlying Funds	Capital Gain Distributions from Affiliated Underlying Funds	Affiliate Value at July 31, 2015	Realized Gain/Loss from Sale of Affiliated Underlying Funds
Defensive Growth Fund		Cost	Shares	Cost	Shares
ClearBridge Aggressive Growth Fund, Class IS Shares	$3,849,300	$1,585,000	6,873	$1,098,256	8,485	—	—	$3,673,085	$899,202
ClearBridge Appreciation Fund, Class IS Shares	5,068,076	2,340,000	113,052	1,939,581	95,307	—	—	5,805,414	59,806
ClearBridge Mid Cap Core Fund, Class IS Shares	4,430,880	306,203	8,758	769,259	33,894	—	$1,203	3,917,873	428,516
ClearBridge Small Cap Growth Fund, Class IS Shares	—	4,247,000	141,441	364,168	12,056	—	—	3,925,529	176
Legg Mason BW Diversified Large Cap Value Fund, Class IS Shares	5,012,147	2,250,000	116,112	2,890,786	163,726	—	—	4,388,686	358,847
QS Batterymarch Global Dividend Fund, Class IS Shares	—	12,393,751	1,096,849	734,572	65,006	$22,751	—	11,742,371	(2,419)
QS Batterymarch International Equity Fund, Class IS Shares	6,800,670	1,514,000	97,123	2,427,251	168,321	—	—	6,309,405	226,804
QS Batterymarch U.S. Large Cap Equity Fund, Class IS Shares	5,101,456	2,007,000	116,836	2,250,443	235,038	—	—	3,345,036	1,841,140
QS Legg Mason Strategic Real Return Fund, Class IS Shares	10,071,845	703,000	55,867	1,708,150	126,352	—	—	8,955,497	(108,721)
Royce Small-Cap Value Fund, Institutional Class Shares*	4,275,969	410,000	34,497	2,963,284	278,258	—	—	1,619,514	325,784
Western Asset Core Bond Fund, Class IS Shares	—	23,010,635	1,867,418	1,730,004	140,308	97,635	—	21,243,450	(13,255)
Western Asset Core Plus Bond Fund, Class IS Shares	65,447,633	2,908,672	250,777	17,281,688	1,558,404	878,673	—	48,898,411	911,619
Western Asset High Yield Fund, Class IS Shares	13,650,629	3,405,745	403,132	3,831,630	437,054	395,745	—	13,205,687	(55,472)
Western Asset Macro Opportunities Fund, Class IS Shares	—	6,885,000	628,636	378,755	34,558	—	—	6,522,974	(2,918)
Western Asset Total Return Unconstrained Fund, Class IS Shares	22,599,430	267,324	25,551	21,006,266	2,202,760	222,324	—	—	2,012,697
	$146,308,035	$64,233,330		$61,374,093		$1,617,128	$1,203	$143,552,932	$6,881,806

*	Formerly Royce Value Fund.

54	QS Legg Mason Asset Allocation Funds 2015 Semi-Annual Report

9. Capital loss carryforward

As of January 31, 2015, the Funds had the following net capital loss carryforwards remaining:

Year of Expiration	Defensive Growth Fund
1/31/2018	$(3,770,851)
1/31/2019	(1,044,463)
$(4,815,314)

These amounts will be available to offset any future taxable capital gains, except that under applicable tax rules, deferred capital losses of $2,411,217 and $405,343 for Growth Fund and Defensive Growth Fund, respectively, which have no expiration date, must be used first to offset any such gains. In addition, $2,123,171 of Defensive Growth Fund’s capital loss carryforward is subject to an annual limitation of $1,620,185 due to reorganization in previous years.

QS Legg Mason Asset Allocation Funds 2015 Semi-Annual Report	55

QS Legg Mason

Asset Allocation Funds

Trustees

Paul R. Ades

Andrew L. Breech

Dwight B. Crane

Althea L. Duersten

Frank G. Hubbard

Howard J. Johnson Chairman

Jerome H. Miller

Ken Miller

John J. Murphy

Thomas F. Schlafly

Jane Trust* President

Investment manager

Legg Mason Partners Fund Advisor, LLC

Subadviser

QS Legg Mason Global Asset Allocation, LLC

Distributor

Legg Mason Investor Services, LLC

Custodian

State Street Bank and Trust Company

Transfer agent

BNY Mellon Investment Servicing (US) Inc.

4400 Computer Drive

Westborough, MA 01581

Independent registered public accounting firm

KPMG LLP

345 Park Avenue

New York, NY 10154

*	Effective June 1, 2015, Ms. Trust became a Trustee, President and Chief Executive Officer.

QS Legg Mason Asset Allocation Funds

QS Legg Mason Growth Fund

QS Legg Mason Moderate Growth Fund

QS Legg Mason Conservative Growth Fund

QS Legg Mason Defensive Growth Fund

The Funds are separate investment series of Legg Mason Partners Equity Trust, a Maryland statutory trust.

QS Legg Mason Asset Allocation Funds

Legg Mason Funds

620 Eighth Avenue, 49th Floor

New York, NY 10018

The Funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. To obtain information on Form N-Q, shareholders can call the Funds at 1-877-721-1926.

Information on how the Funds voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio transactions are available (1) without charge, upon request, by calling the Funds at 1-877-721-1926, (2) on the Funds’ website at www.leggmason.com/individualinvestors and (3) on the SEC’s website at www.sec.gov.

This report is submitted for the general information of the shareholders of QS Legg Mason Asset Allocation Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by a current prospectus.

Investors should consider each Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Funds. Please read the prospectus carefully before investing.

www.leggmason.com/individualinvestors

©2015 Legg Mason Investors Services, LLC

Member FINRA, SIPC

Legg Mason Funds Privacy and Security Notice

Your Privacy and the Security of Your Personal Information is Very Important to the Legg Mason Funds

This Privacy and Security Notice (the “Privacy Notice”) addresses the Legg Mason Funds’ privacy and data protection practices with respect to nonpublic personal information the Funds receive. The Legg Mason Funds include any funds sold by the Funds’ distributor, Legg Mason Investor Services, LLC, as well as Legg Mason-sponsored closed-end funds and certain closed-end funds managed or sub-advised by Legg Mason or its affiliates. The provisions of this Privacy Notice apply to your information both while you are a shareholder and after you are no longer invested with the Funds.

The Type of Nonpublic Personal Information the Funds Collect About You

The Funds collect and maintain nonpublic personal information about you in connection with your shareholder account. Such information may include, but is not limited to:

•	Personal information included on applications or other forms;

•	Account balances, transactions, and mutual fund holdings and positions;

•	Online account access user IDs, passwords, security challenge question responses; and

•	Information received from consumer reporting agencies regarding credit history and creditworthiness (such as the amount of an individual’s total debt, payment history, etc.).

How the Funds Use Nonpublic Personal Information About You

The Funds do not sell or share your nonpublic personal information with third parties or with affiliates for their marketing purposes, or with other financial institutions or affiliates for joint marketing purposes, unless you have authorized the Funds to do so. The Funds do not disclose any nonpublic personal information about you except as may be required to perform transactions or services you have authorized or as permitted or required by law. The Funds may disclose information about you to:

•	Employees, agents, and affiliates on a “need to know” basis to enable the Funds to conduct ordinary business or comply with obligations to government regulators;

•

Service providers, including the Funds’ affiliates, who assist the Funds as part of the ordinary course of business (such as printing, mailing services, or processing or servicing your account with us) or otherwise perform services on the Funds’ behalf, including companies that may perform marketing services solely for the Funds;

•	The Funds’ representatives such as legal counsel, accountants and auditors; and

•	Fiduciaries or representatives acting on your behalf, such as an IRA custodian or trustee of a grantor trust.

Except as otherwise permitted by applicable law, companies acting on the Funds’ behalf are contractually obligated to keep nonpublic personal information the Funds provide to them confidential and to use the information the Funds share only to provide the services the Funds ask them to perform.

The Funds may disclose nonpublic personal information about you when necessary to enforce their rights or protect against fraud, or as permitted or required by applicable law, such as in connection with a law enforcement or regulatory request, subpoena, or similar legal process. In the event of a corporate action or in the event a Fund service provider changes, the Funds may be required to disclose your nonpublic personal information to third parties. While it is the Funds’ practice to obtain protections for disclosed information in these types of transactions, the Funds cannot guarantee their privacy policy will remain unchanged.

NOT PART OF THE SEMI-ANNUAL REPORT

Legg Mason Funds Privacy and Security Notice (cont’d)

Keeping You Informed of the Funds’ Privacy and Security Practices

The Funds will notify you annually of their privacy policy as required by federal law. While the Funds reserve the right to modify this policy at any time they will notify you promptly if this privacy policy changes.

The Funds’ Security Practices

The Funds maintain appropriate physical, electronic and procedural safeguards designed to guard your nonpublic personal information. The Funds’ internal data security policies restrict access to your nonpublic personal information to authorized employees, who may use your nonpublic personal information for Fund business purposes only.

Although the Funds strive to protect your nonpublic personal information, they cannot ensure or warrant the security of any information you provide or transmit to them, and you do so at your own risk. In the event of a breach of the confidentiality or security of your nonpublic personal information, the Funds will attempt to notify you as necessary so you can take appropriate protective steps. If you have consented to the Funds using electronic communications or electronic delivery of statements, they may notify you under such circumstances using the most current email address you have on record with them.

In order for the Funds to provide effective service to you, keeping your account information accurate is very important. If you believe that your account information is incomplete, not accurate or not current, or if you have questions about the Funds’ privacy practices, write the Funds using the contact information on your account statements, email the Funds by clicking on the Contact Us section of the Funds’ website at www.leggmason.com, or contact the Fund at 1-877-721-1926.

NOT PART OF THE SEMI-ANNUAL REPORT

www.leggmason.com/individualinvestors

©2015 Legg Mason Investor Services, LLC Member FINRA, SIPC

FD01185 9/15 SR15-2581

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting

ITEM 12.	EXHIBITS.

(a) (1) Not applicable.

Exhibit 99.CODE ETH

(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Partners Equity Trust

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	September 21, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	September 21, 2015

By:	/s/ Richard F. Sennett
Richard F. Sennett
Principal Financial Officer

Date:	September 21, 2015